Statement of Investments
January 31, 2026 (Unaudited)
abrdn Dynamic Dividend Fund

Shares		Value
COMMON STOCKS—96.5%
AUSTRALIA—1.4%
Materials—1.4%
Rio Tinto PLC, ADR	14,700	$ 1,338,141
BRAZIL—1.0%
Industrials—1.0%
Rumo SA	364,500	1,022,283
CHINA—2.1%
Communication Services—1.1%
Tencent Holdings Ltd.	14,700	1,129,868
Industrials—1.0%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(a)	18,900	953,639
Total China		2,083,507
DENMARK—1.7%
Consumer Discretionary—0.4%
Pandora AS	4,300	348,058
Financials—0.9%
Tryg AS	36,100	877,339
Health Care—0.4%
Novo Nordisk AS, Class B	7,100	421,592
Total Denmark		1,646,989
FRANCE—6.3%
Consumer Discretionary—0.8%
LVMH Moet Hennessy Louis Vuitton SE	1,210	780,939
Consumer Staples—1.5%
Danone SA	11,200	877,631
Pernod Ricard SA	6,800	608,033
		1,485,664
Energy—1.0%
TotalEnergies SE	14,000	1,013,600
Industrials—0.7%
Teleperformance SE	10,100	652,413
Utilities—2.3%
Engie SA	38,600	1,152,457
Veolia Environnement SA	28,100	1,053,951
		2,206,408
Total France		6,139,024
GERMANY—3.1%
Communication Services—1.0%
Deutsche Telekom AG	29,400	986,613
Financials—0.9%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,400	848,507
Utilities—1.2%
RWE AG	19,100	1,212,923
Total Germany		3,048,043
HONG KONG—1.2%
Financials—1.2%
Hong Kong Exchanges & Clearing Ltd.	21,100	1,163,266
ISRAEL—0.7%
Energy—0.7%
Energean PLC	56,600	656,377
Shares		Value

JAPAN—1.4%
Financials—1.4%
Mitsubishi UFJ Financial Group, Inc.	79,100	$ 1,432,529
NETHERLANDS—6.5%
Communication Services—0.9%
Universal Music Group N.V.	37,600	921,860
Financials—1.7%
ING Groep NV	55,100	1,624,948
Information Technology—3.9%
ASML Holding NV	1,200	1,720,686
BE Semiconductor Industries NV	5,200	1,012,145
NXP Semiconductors NV	4,700	1,062,858
		3,795,689
Total Netherlands		6,342,497
TAIWAN—4.1%
Information Technology—4.1%
Hon Hai Precision Industry Co. Ltd.	141,000	974,651
Taiwan Semiconductor Manufacturing Co. Ltd.	55,000	3,041,275
		4,015,926
UNITED KINGDOM—4.8%
Consumer Discretionary—0.9%
Taylor Wimpey PLC	632,300	924,398
Financials—1.0%
London Stock Exchange Group PLC	8,500	948,107
Health Care—1.5%
AstraZeneca PLC, ADR	16,200	1,502,874
Industrials—0.7%
BAE Systems PLC	26,400	716,679
Real Estate—0.7%
UNITE Group PLC, REIT	84,600	657,967
Total United Kingdom		4,750,025
UNITED STATES—62.2%
Communication Services—4.8%
Alphabet, Inc., Class C	10,349	3,503,447
Array Digital Infrastructure, Inc.	24,400	1,175,836
		4,679,283
Consumer Discretionary—5.2%
Lowe's Cos., Inc.	4,900	1,308,594
Meritage Homes Corp.	13,200	917,532
NIKE, Inc., Class B	15,000	927,150
TJX Cos., Inc.	8,100	1,213,461
Wyndham Hotels & Resorts, Inc.	9,400	684,226
		5,050,963
Consumer Staples—5.9%
Coca-Cola Co.	15,300	1,144,593
Keurig Dr. Pepper, Inc.	35,000	960,400
Mondelez International, Inc., Class A	17,000	993,990
Nestle SA	10,600	1,011,521
Primo Brands Corp.	31,300	592,822
Target Corp.	10,100	1,065,247
		5,768,573
Energy—2.8%
ONEOK, Inc.	12,800	1,013,632

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2026 (Unaudited)
abrdn Dynamic Dividend Fund

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Energy (continued)
SLB Ltd.	8,400	$ 406,392
Williams Cos., Inc.	19,300	1,298,118
		2,718,142
Financials—8.2%
Bank of America Corp.	23,400	1,244,880
Blackstone, Inc.	7,700	1,096,634
CME Group, Inc.	4,000	1,156,240
Fidelity National Information Services, Inc.	14,600	806,650
Goldman Sachs Group, Inc.	1,400	1,309,574
JPMorgan Chase & Co.	4,600	1,407,094
MetLife, Inc.	13,300	1,049,104
		8,070,176
Health Care—7.5%
AbbVie, Inc.	5,300	1,181,953
Becton Dickinson & Co.	4,800	976,704
CVS Health Corp.	10,800	804,816
Medtronic PLC	10,200	1,050,192
Merck & Co., Inc.	10,400	1,146,808
Roche Holding AG	2,600	1,182,323
Sanofi SA	10,400	980,966
		7,323,762
Industrials—7.6%
FedEx Corp.	3,500	1,127,875
Ferrovial SE	14,800	999,666
Honeywell International, Inc.	5,842	1,329,172
Lockheed Martin Corp.	1,200	761,064
Norfolk Southern Corp.	3,700	1,077,588
Schneider Electric SE	3,900	1,118,137
Waste Management, Inc.	4,700	1,044,528
		7,458,030
Information Technology—14.1%
Accenture PLC, Class A	3,500	922,740
Amdocs Ltd.	10,600	868,564
Analog Devices, Inc.	2,400	746,112
Apple, Inc.	11,800	3,061,864
Broadcom, Inc.	9,100	3,014,830
Cisco Systems, Inc.	18,300	1,433,256
Microsoft Corp.	6,831	2,939,311
Oracle Corp.	4,900	806,442
		13,793,119
Shares		Value

Materials—1.3%
Linde PLC	2,800	$ 1,279,516
Real Estate—1.7%
American Tower Corp., REIT	5,100	914,328
Gaming & Leisure Properties, Inc., REIT	17,800	796,550
		1,710,878
Utilities—3.1%
CMS Energy Corp.	13,800	986,562
FirstEnergy Corp.	21,800	1,032,012
NextEra Energy, Inc.	11,200	984,480
		3,003,054
Total United States		60,855,496
Total Common Stocks		94,494,103
PREFERRED STOCKS—2.6%
SOUTH KOREA—2.6%
Information Technology—2.6%
Samsung Electronics Co. Ltd.	31,000	2,511,032
Total Preferred Stocks		2,511,032
SHORT-TERM INVESTMENT—0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.65%(b)	278,116	278,116
Total Short-Term Investment		278,116
Total Investments (Cost $65,937,668)—99.4%		97,283,251
Other Assets in Excess of Liabilities—0.6%		574,222
Net Assets—100.0%		$97,857,473

(a)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(b)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of January 31, 2026.

ADR	American Depositary Receipt
EUR	Euro Currency
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar

As of January 31, 2026, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
04/15/2026	Citibank N.A.	USD	7,526,016	EUR	6,400,000	$7,611,592	$(85,576)

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2026 (Unaudited)
abrdn EM SMA Completion Fund

Shares		Value
COMMON STOCKS—86.3%
BRAZIL—3.5%
Consumer Staples—1.8%
Raia Drogasil SA	2,303	$ 10,722
Real Estate—1.7%
Multiplan Empreendimentos Imobiliarios SA	1,711	10,709
Total Brazil		21,431
CHINA—15.3%
Consumer Discretionary—1.9%
Midea Group Co. Ltd., H Shares	1,100	12,056
Consumer Staples—1.4%
Giant Biogene Holding Co. Ltd.(a)	2,010	8,553
Health Care—2.0%
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A Shares (Stock Connect)(b)	1,000	8,364
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(b)	145	3,947
		12,311
Industrials—7.0%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(b)	585	29,517
NARI Technology Co. Ltd., A Shares (Stock Connect)(b)	3,780	13,673
		43,190
Information Technology—3.0%
NAURA Technology Group Co. Ltd., A Shares (Stock Connect)(b)	270	18,436
Total China		94,546
CZECH REPUBLIC—0.3%
Industrials—0.3%
CSG NV(c)	52	1,883
GREECE—3.6%
Financials—3.1%
National Bank of Greece SA	1,085	19,155
Industrials—0.5%
GEK Terna SA	82	3,228
Total Greece		22,383
HONG KONG—2.0%
Industrials—2.0%
Techtronic Industries Co. Ltd.	885	12,082
INDIA—10.6%
Consumer Discretionary—4.0%
Mahindra & Mahindra Ltd., GDR(a)(d)	659	24,910
Consumer Staples—1.2%
ITC Ltd., GDR(a)	2,214	7,757
Industrials—2.7%
Larsen & Toubro Ltd., GDR(a)	392	16,699
Materials—2.7%
UltraTech Cement Ltd., GDR(a)(d)	120	16,560
Total India		65,926
INDONESIA—3.9%
Communication Services—3.9%
Telkom Indonesia Persero Tbk. PT	112,700	24,091
Shares		Value

KAZAKHSTAN—2.0%
Energy—2.0%
NAC Kazatomprom JSC, GDR(a)	154	$ 12,659
MEXICO—10.2%
Financials—2.4%
Grupo Financiero Banorte SAB de CV, Class O	1,316	14,836
Materials—7.8%
Grupo Mexico SAB de CV	4,389	48,428
Total Mexico		63,264
POLAND—2.6%
Consumer Staples—1.5%
Zabka Group SA(c)	1,477	8,979
Industrials—1.1%
InPost SA(c)	440	6,896
Total Poland		15,875
SAUDI ARABIA—4.1%
Financials—4.1%
Al Rajhi Bank	899	25,672
SOUTH KOREA—14.5%
Industrials—6.0%
HD Hyundai Electric Co. Ltd.	18	11,028
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	51	14,608
Samsung C&T Corp.	56	11,673
		37,309
Information Technology—8.5%
SK Hynix, Inc.	84	52,448
Total South Korea		89,757
TAIWAN—8.1%
Information Technology—8.1%
Accton Technology Corp.	278	9,720
ASE Technology Holding Co. Ltd.	1,400	13,016
Chroma ATE, Inc.	375	11,515
MediaTek, Inc.	288	15,975
		50,226
UNITED ARAB EMIRATES—5.6%
Financials—3.6%
Abu Dhabi Islamic Bank PJSC	3,340	22,151
Real Estate—2.0%
Aldar Properties PJSC	4,883	12,765
Total United Arab Emirates		34,916
Total Common Stocks		534,711
PREFERRED STOCKS—16.9%
BRAZIL—3.1%
Financials—3.1%
Itausa SA	7,288	18,917
SOUTH KOREA—13.8%
Information Technology—13.8%
Samsung Electronics Co. Ltd.	1,059	85,780
Total Preferred Stocks		104,697

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2026 (Unaudited)
abrdn EM SMA Completion Fund

Shares		Value
SHORT-TERM INVESTMENT—1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.65%(e)	5,996	$ 5,996
Total Short-Term Investment		5,996
Total Investments (Cost $446,513)—104.2%		645,404
Liabilities in Excess of Other Assets—(4.2%)		(25,876)
Net Assets—100.0%		$619,528

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Non-income producing security.
(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 6.7% of net assets as of January 31, 2026.
(e)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of January 31, 2026.

GDR	Global Depositary Receipt

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2026 (Unaudited)
abrdn Emerging Markets Dividend Active ETF

Shares		Value
COMMON STOCKS—90.4%
BRAZIL—6.3%
Communication Services—1.6%
Telefonica Brasil SA, ADR	255,771	$ 3,626,833
Energy—2.4%
Petroleo Brasileiro SA - Petrobras, ADR	297,175	4,267,433
PRIO SA(a)	137,065	1,328,002
		5,595,435
Financials—1.1%
B3 SA - Brasil Bolsa Balcao	421,144	1,292,381
Itau Unibanco Holding SA, ADR	135,871	1,167,132
		2,459,513
Health Care—0.4%
Odontoprev SA	450,550	962,269
Industrials—0.3%
WEG SA	78,855	774,952
Materials—0.5%
Suzano SA, ADR	111,046	1,040,501
Total Brazil		14,459,503
CHINA—19.9%
Communication Services—7.8%
Autohome, Inc., ADR	24,366	537,027
NetEase, Inc., ADR	25,862	3,331,801
Tencent Holdings Ltd., ADR	184,134	14,065,996
		17,934,824
Consumer Discretionary—6.6%
Alibaba Group Holding Ltd., ADR	31,471	5,336,223
ANTA Sports Products Ltd.	213,150	2,135,020
Fu Shou Yuan International Group Ltd.	1,101,000	363,613
Hangzhou Robam Appliances Co. Ltd., A Shares (Stock Connect)(b)	424,003	1,280,826
JD.com, Inc., ADR	29,470	839,306
Li Auto, Inc., ADR(a)	35,932	597,549
Li Ning Co. Ltd.	822,500	2,152,033
Midea Group Co. Ltd., H Shares	171,200	1,876,996
Zhongsheng Group Holdings Ltd.	358,500	534,623
		15,116,189
Consumer Staples—1.2%
Wuliangye Yibin Co. Ltd., A Shares (Stock Connect)(b)	149,400	2,257,610
Yifeng Pharmacy Chain Co. Ltd., A Shares (Stock Connect)(b)	126,100	433,551
		2,691,161
Financials—0.8%
Ping An Insurance Group Co. of China Ltd., ADR	106,547	1,973,250
Health Care—0.4%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(b)	38,600	1,051,369
Industrials—1.9%
Centre Testing International Group Co. Ltd., A Shares (Stock Connect)(b)	533,600	1,192,604
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(b)	42,600	2,145,787
SITC International Holdings Co. Ltd.	248,000	925,067
		4,263,458
Shares		Value

Information Technology—0.9%
NAURA Technology Group Co. Ltd., A Shares (Stock Connect)(b)	17,400	$ 1,190,041
Shanghai Huace Navigation Technology Ltd., A Shares (Stock Connect)(b)	110,300	615,908
Silergy Corp.	26,000	231,745
		2,037,694
Materials—0.3%
Chuangxin Industries Holdings Ltd.(a)	190,000	608,031
Total China		45,675,976
GEORGIA—0.9%
Financials—0.9%
Lion Finance Group PLC	14,245	1,966,758
GREECE—1.6%
Financials—1.6%
National Bank of Greece SA	207,061	3,660,733
HONG KONG—2.7%
Consumer Staples—0.9%
Budweiser Brewing Co. APAC Ltd.(c)	1,994,104	1,965,490
Financials—0.9%
AIA Group Ltd., ADR	47,103	2,173,803
Industrials—0.9%
Techtronic Industries Co. Ltd.	156,500	2,133,517
Total Hong Kong		6,272,810
INDIA—9.2%
Consumer Discretionary—0.9%
Crompton Greaves Consumer Electricals Ltd.	166,073	400,345
Mahindra & Mahindra Ltd., GDR(c)	40,914	1,546,549
		1,946,894
Financials—5.5%
360 ONE WAM Ltd.	66,341	814,302
Aptus Value Housing Finance India Ltd.	381,986	1,146,113
Bajaj Holdings & Investment Ltd.	18,239	2,139,210
HDFC Bank Ltd., ADR	225,629	7,305,867
ICICI Bank Ltd., ADR	40,227	1,178,249
		12,583,741
Industrials—0.1%
Container Corp. of India Ltd.	62,357	340,875
Information Technology—1.2%
Tata Consultancy Services Ltd.	80,182	2,727,430
Utilities—1.5%
Mahanagar Gas Ltd.(c)	92,188	1,051,286
Power Grid Corp. of India Ltd.	841,599	2,341,702
		3,392,988
Total India		20,991,928
INDONESIA—4.6%
Communication Services—1.4%
Telkom Indonesia Persero Tbk. PT	14,748,500	3,163,217
Consumer Discretionary—0.3%
Map Aktif Adiperkasa PT	19,517,500	813,956
Financials—2.7%
Bank Mandiri Persero Tbk. PT	13,216,900	3,795,380
Bank Rakyat Indonesia Persero Tbk. PT	10,087,100	2,289,655
		6,085,035

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2026 (Unaudited)
abrdn Emerging Markets Dividend Active ETF

Shares		Value
COMMON STOCKS (continued)
INDONESIA (continued)
Real Estate—0.2%
Ciputra Development Tbk. PT	10,627,700	$ 525,528
Total Indonesia		10,587,736
KAZAKHSTAN—1.9%
Energy—1.5%
NAC Kazatomprom JSC, GDR(c)	41,460	3,408,012
Financials—0.3%
Kaspi.KZ JSC, GDR(a)(c)	7,707	587,042
Industrials—0.1%
Air Astana JSC, GDR(c)(d)	40,763	285,341
Total Kazakhstan		4,280,395
MACAO—0.9%
Consumer Discretionary—0.9%
Sands China Ltd.	992,090	2,162,708
MALAYSIA—0.8%
Communication Services—0.8%
Telekom Malaysia Bhd.	857,300	1,718,080
MEXICO—7.0%
Financials—1.8%
Grupo Financiero Banorte SAB de CV, Class O	356,034	4,013,837
Industrials—0.5%
Grupo Aeroportuario del Centro Norte SAB de CV	42,970	627,437
Grupo Aeroportuario del Sureste SAB de CV, Class B	17,828	616,604
		1,244,041
Materials—4.7%
Grupo Mexico SAB de CV	971,579	10,720,393
Total Mexico		15,978,271
PERU—1.1%
Financials—1.1%
Credicorp Ltd.	6,929	2,472,475
PHILIPPINES—0.5%
Industrials—0.5%
Asian Terminals, Inc.(d)	1,909,600	1,139,978
SAUDI ARABIA—1.4%
Financials—1.4%
Saudi National Bank	260,923	3,120,752
SINGAPORE—1.1%
Real Estate—1.1%
Capitaland India Trust, UNIT	2,671,400	2,603,990
SOUTH AFRICA—1.5%
Communication Services—0.6%
Vodacom Group Ltd.	153,238	1,428,245
Financials—0.9%
Sanlam Ltd.	322,246	2,014,817
Total South Africa		3,443,062
SOUTH KOREA—7.2%
Financials—0.3%
Shinhan Financial Group Co. Ltd., ADR	13,566	791,305
Shares		Value

Industrials—3.2%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	11,089	$ 3,185,564
KEPCO Plant Service & Engineering Co. Ltd.(a)	16,662	648,237
Samsung C&T Corp.	9,440	1,977,324
Samsung E&A Co. Ltd.	66,142	1,415,294
		7,226,419
Information Technology—3.7%
SK Hynix, Inc.	13,300	8,399,124
Total South Korea		16,416,848
TAIWAN—17.7%
Consumer Discretionary—0.2%
Poya International Co. Ltd.	42,150	530,391
Industrials—0.2%
Sporton International, Inc.	90,000	500,477
Information Technology—17.3%
Accton Technology Corp.	69,000	2,444,709
ASE Technology Holding Co. Ltd.	265,000	2,500,953
Chroma ATE, Inc.	69,000	2,148,713
MediaTek, Inc.	83,000	4,641,881
Quanta Computer, Inc.	66,000	587,226
Realtek Semiconductor Corp.	106,000	1,628,567
Sinbon Electronics Co. Ltd.	51,000	378,408
Taiwan Semiconductor Manufacturing Co. Ltd.	448,000	25,268,510
		39,598,967
Total Taiwan		40,629,835
THAILAND—1.3%
Communication Services—0.3%
Digital Telecommunications Infrastructure Fund, Class F, UNIT	2,311,100	694,101
Financials—1.0%
Krung Thai Bank PCL	2,579,500	2,315,935
Total Thailand		3,010,036
UNITED ARAB EMIRATES—2.8%
Consumer Discretionary—0.4%
Americana Restaurants International PLC	2,175,259	924,004
Energy—0.4%
ADNOC Drilling Co. PJSC	655,917	951,950
Real Estate—2.0%
Aldar Properties PJSC	843,974	2,203,870
Emaar Properties PJSC	576,669	2,355,353
		4,559,223
Total United Arab Emirates		6,435,177
Total Common Stocks		207,027,051
PREFERRED STOCKS—8.4%
SOUTH KOREA—8.4%
Information Technology—8.4%
Samsung Electronics Co. Ltd.	235,636	19,218,887
Total Preferred Stocks		19,218,887

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2026 (Unaudited)
abrdn Emerging Markets Dividend Active ETF

Shares		Value
SHORT-TERM INVESTMENT—1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.65%(e)	2,809,590	$ 2,809,590
Total Short-Term Investment		2,809,590
Total Investments (Cost $185,033,209)—100.0%		229,055,528
Liabilities in Excess of Other Assets—(0.0%)		(94,087)
Net Assets—100.0%		$228,961,441

(a)	Non-income producing security.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.6% of net assets as of January 31, 2026.
(e)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of January 31, 2026.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2026 (Unaudited)
abrdn Emerging Markets ex-China Fund

Shares		Value
COMMON STOCKS—89.8%
AUSTRALIA—1.0%
Materials—1.0%
Rio Tinto PLC	22,453	$ 2,048,484
BRAZIL—6.3%
Consumer Discretionary—0.8%
MercadoLibre, Inc.(a)	758	1,628,025
Consumer Staples—1.1%
Raia Drogasil SA	446,018	2,076,375
Financials—2.0%
NU Holdings Ltd., Class A(a)	220,314	3,910,573
Industrials—1.0%
Localiza Rent a Car SA	217,384	1,998,805
Real Estate—1.4%
Multiplan Empreendimentos Imobiliarios SA	456,046	2,854,431
Total Brazil		12,468,209
CANADA—0.6%
Materials—0.6%
Capstone Copper Corp.(a)	110,082	1,219,944
CZECH REPUBLIC—0.1%
Industrials—0.1%
CSG NV(a)	7,709	279,207
GREECE—1.7%
Financials—1.4%
National Bank of Greece SA	160,058	2,825,734
Industrials—0.3%
GEK Terna SA	12,831	505,050
Total Greece		3,330,784
INDIA—17.8%
Communication Services—1.4%
Bharti Airtel Ltd.	130,349	2,795,731
Consumer Discretionary—2.4%
Indian Hotels Co. Ltd.	277,714	2,034,091
ITC Hotels Ltd.(a)	66,224	130,427
Mahindra & Mahindra Ltd.	65,766	2,464,627
		4,629,145
Consumer Staples—1.2%
ITC Ltd.	662,244	2,322,533
Financials—6.8%
360 ONE WAM Ltd.	69,867	857,915
Cholamandalam Financial Holdings Ltd.	50,926	916,433
Cholamandalam Investment & Finance Co. Ltd.	144,899	2,568,828
HDFC Bank Ltd.	622,108	6,288,610
SBI Life Insurance Co. Ltd.(b)	127,574	2,790,886
		13,422,672
Health Care—1.2%
JB Chemicals & Pharmaceuticals Ltd.	39,172	797,891
Torrent Pharmaceuticals Ltd.	36,930	1,588,040
		2,385,931
Industrials—1.4%
Havells India Ltd.	12,463	173,693
Shares		Value

KEI Industries Ltd.	17,421	$ 757,155
Larsen & Toubro Ltd.	43,539	1,864,196
		2,795,044
Information Technology—1.2%
Tata Consultancy Services Ltd.	70,083	2,387,279
Materials—0.9%
UltraTech Cement Ltd.	12,935	1,790,029
Real Estate—0.5%
Godrej Properties Ltd.(a)	60,638	1,040,436
Utilities—0.8%
NTPC Ltd.	418,025	1,611,018
Total India		35,179,818
INDONESIA—3.0%
Communication Services—1.3%
Telkom Indonesia Persero Tbk. PT	12,168,800	2,601,205
Financials—1.7%
Bank Negara Indonesia Persero Tbk. PT	12,397,400	3,327,523
Total Indonesia		5,928,728
KAZAKHSTAN—3.2%
Energy—2.4%
NAC Kazatomprom JSC, GDR(b)	57,724	4,744,913
Financials—0.8%
Kaspi.KZ JSC, GDR(a)(b)	21,545	1,641,082
Total Kazakhstan		6,385,995
MEXICO—5.4%
Financials—1.0%
Grupo Financiero Banorte SAB de CV, Class O	171,577	1,934,316
Industrials—1.3%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	21,336	2,495,459
Materials—3.1%
Grupo Mexico SAB de CV	565,686	6,241,773
Total Mexico		10,671,548
PERU—0.4%
Financials—0.4%
Credicorp Ltd.	2,290	817,141
POLAND—1.4%
Consumer Staples—0.5%
Zabka Group SA(a)	179,075	1,088,608
Industrials—0.9%
InPost SA(a)	108,267	1,696,956
Total Poland		2,785,564
SAUDI ARABIA—3.4%
Energy—0.7%
Saudi Arabian Oil Co.(b)	187,940	1,291,942
Financials—2.1%
Al Rajhi Bank	145,181	4,145,831
Industrials—0.6%
Electrical Industries Co.	335,235	1,220,399
Total Saudi Arabia		6,658,172
SOUTH AFRICA—2.0%
Consumer Discretionary—1.1%
Naspers Ltd., Class N	35,250	2,158,190

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2026 (Unaudited)
abrdn Emerging Markets ex-China Fund

Shares		Value
COMMON STOCKS (continued)
SOUTH AFRICA (continued)
Financials—0.9%
Sanlam Ltd.	280,754	$ 1,755,391
Total South Africa		3,913,581
SOUTH KOREA—13.4%
Financials—1.8%
Shinhan Financial Group Co. Ltd.	59,766	3,492,948
Health Care—0.7%
Samsung Biologics Co. Ltd.(a)(b)(c)	967	1,168,628
Samsung Episholdings Co. Ltd.(a)	520	218,924
		1,387,552
Industrials—5.7%
HD Hyundai Electric Co. Ltd.	4,781	2,929,055
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	10,183	2,916,754
Samsung C&T Corp.	17,529	3,654,000
Samsung E&A Co. Ltd.	89,195	1,898,631
		11,398,440
Information Technology—5.2%
SK Hynix, Inc.	16,569	10,345,303
Total South Korea		26,624,243
TAIWAN—26.3%
Consumer Discretionary—1.0%
Makalot Industrial Co. Ltd.	146,880	1,419,886
Poya International Co. Ltd.	44,313	557,336
		1,977,222
Information Technology—25.3%
Accton Technology Corp.	70,000	2,447,427
ASE Technology Holding Co. Ltd.	291,000	2,705,459
Chroma ATE, Inc.	163,000	5,005,141
Delta Electronics, Inc.	141,000	5,380,886
MediaTek, Inc.	42,000	2,329,762
Taiwan Semiconductor Manufacturing Co. Ltd.	583,000	32,237,512
		50,106,187
Total Taiwan		52,083,409
TURKEY—0.4%
Consumer Staples—0.4%
Coca-Cola Icecek AS	484,601	803,298
UNITED ARAB EMIRATES—3.4%
Financials—1.7%
Abu Dhabi Islamic Bank PJSC	502,700	3,333,979
Shares		Value

Real Estate—0.9%
Aldar Properties PJSC	703,339	$ 1,838,677
Utilities—0.8%
Emirates Central Cooling Systems Corp.	3,198,012	1,532,608
Total United Arab Emirates		6,705,264
Total Common Stocks		177,903,389
PREFERRED STOCKS—9.9%
BRAZIL—1.6%
Financials—1.6%
Itausa SA	1,240,265	3,219,233
Industrials—0.0%
Localiza Rent a Car SA(a)	8,361	74,128
Total Brazil		3,293,361
SOUTH KOREA—8.3%
Information Technology—8.3%
Samsung Electronics Co. Ltd.	202,515	16,403,922
Total Preferred Stocks		19,697,283
SHORT-TERM INVESTMENT—0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.65%(d)	548,259	548,259
Total Short-Term Investment		548,259
Total Investments (Cost $136,048,908)—100.0%		198,148,931
Liabilities in Excess of Other Assets—(0.0%)		(47,973)
Net Assets—100.0%		$198,100,958

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.6% of net assets as of January 31, 2026.
(d)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of January 31, 2026.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2026 (Unaudited)
abrdn Emerging Markets Fund

Shares		Value
COMMON STOCKS—86.9%
AUSTRALIA—1.1%
Materials—1.1%
Rio Tinto PLC	113,878	$ 10,389,580
BRAZIL—2.9%
Consumer Staples—0.6%
Raia Drogasil SA	1,316,873	6,130,519
Financials—1.5%
NU Holdings Ltd., Class A(a)	798,230	14,168,583
Real Estate—0.8%
Multiplan Empreendimentos Imobiliarios SA	1,169,868	7,322,303
Total Brazil		27,621,405
CHINA—23.7%
Communication Services—7.0%
Tencent Holdings Ltd.	872,000	67,023,490
Consumer Discretionary—6.3%
Alibaba Group Holding Ltd.	1,980,900	42,140,822
ANTA Sports Products Ltd.	853,400	8,525,405
Midea Group Co. Ltd., H Shares	877,300	9,615,603
		60,281,830
Consumer Staples—1.4%
Giant Biogene Holding Co. Ltd.(b)	1,524,200	6,485,863
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(c)	34,700	6,995,199
		13,481,062
Financials—2.4%
China Merchants Bank Co. Ltd., H Shares	2,172,500	13,273,095
PICC Property & Casualty Co. Ltd., H Shares	2,199,975	4,554,380
Ping An Insurance Group Co. of China Ltd., H Shares	544,000	5,045,789
		22,873,264
Health Care—1.0%
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A Shares (Stock Connect)(c)	696,600	5,826,409
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(c)	125,497	3,415,836
		9,242,245
Industrials—3.1%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(c)	408,481	20,610,754
NARI Technology Co. Ltd., A Shares (Stock Connect)(c)	2,401,779	8,687,476
		29,298,230
Information Technology—1.8%
NAURA Technology Group Co. Ltd., A Shares (Stock Connect)(c)	162,396	11,088,486
Xiaomi Corp., B Shares(a)(b)	1,486,000	6,726,482
		17,814,968
Real Estate—0.7%
China Resources Land Ltd.	1,729,000	6,771,085
Total China		226,786,174
CZECH REPUBLIC—0.1%
Industrials—0.1%
CSG NV(a)	36,688	1,328,779
Shares		Value

GREECE—1.8%
Financials—1.5%
National Bank of Greece SA	818,418	$ 14,448,708
Industrials—0.3%
GEK Terna SA	60,776	2,392,247
Total Greece		16,840,955
HONG KONG—2.1%
Financials—1.0%
AIA Group Ltd.	845,000	9,749,165
Industrials—1.1%
Techtronic Industries Co. Ltd.	740,500	10,108,934
Total Hong Kong		19,858,099
INDIA—14.5%
Communication Services—1.0%
Bharti Airtel Ltd.	437,657	9,386,888
Consumer Discretionary—2.3%
Indian Hotels Co. Ltd.	1,312,349	9,612,183
Mahindra & Mahindra Ltd.	326,844	12,248,710
		21,860,893
Financials—6.3%
360 ONE WAM Ltd.	344,880	4,234,870
Cholamandalam Investment & Finance Co. Ltd.	531,237	9,417,987
HDFC Bank Ltd.	3,395,228	34,320,832
SBI Life Insurance Co. Ltd.(b)	551,280	12,060,135
		60,033,824
Health Care—1.4%
JB Chemicals & Pharmaceuticals Ltd.	170,871	3,480,456
Torrent Pharmaceuticals Ltd.	240,730	10,351,715
		13,832,171
Industrials—0.1%
Havells India Ltd.	54,167	754,908
Information Technology—0.9%
Tata Consultancy Services Ltd.	255,391	8,699,534
Materials—1.1%
UltraTech Cement Ltd.	72,965	10,097,371
Real Estate—0.5%
Godrej Properties Ltd.(a)	309,293	5,306,894
Utilities—0.9%
NTPC Ltd.	2,334,896	8,998,405
Total India		138,970,888
INDONESIA—2.9%
Communication Services—1.6%
Telkom Indonesia Persero Tbk. PT	71,913,500	15,372,245
Financials—1.3%
Bank Negara Indonesia Persero Tbk. PT	46,037,400	12,356,664
Total Indonesia		27,728,909
KAZAKHSTAN—1.0%
Energy—0.7%
NAC Kazatomprom JSC, GDR(b)	81,604	6,707,849
Financials—0.3%
Kaspi.KZ JSC, GDR(a)(b)	33,593	2,558,779
Total Kazakhstan		9,266,628

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2026 (Unaudited)
abrdn Emerging Markets Fund

Shares		Value
COMMON STOCKS (continued)
MEXICO—5.3%
Financials—1.0%
Grupo Financiero Banorte SAB de CV, Class O	855,908	$ 9,649,290
Industrials—0.7%
Grupo Aeroportuario del Sureste SAB de CV, Class B	189,541	6,555,520
Materials—3.6%
Grupo Mexico SAB de CV	3,120,269	34,429,015
Total Mexico		50,633,825
POLAND—1.1%
Consumer Staples—0.6%
Zabka Group SA(a)	871,701	5,299,122
Industrials—0.5%
InPost SA(a)	304,796	4,777,314
Total Poland		10,076,436
RUSSIA—0.0%
Energy —0.0%
LUKOIL PJSC, ADR(a)(d)(e)	625,991	–
Novatek PJSC(a)(d)(e)	267,284	–
		–
Financials—0.0%
Sberbank of Russia PJSC(a)(d)(e)	6,211,074	–
Total Russia		–
SAUDI ARABIA—1.9%
Financials—1.9%
Al Rajhi Bank	643,248	18,368,779
SOUTH AFRICA—1.0%
Financials—1.0%
Sanlam Ltd.	1,444,962	9,034,507
SOUTH KOREA—8.6%
Financials—1.4%
Shinhan Financial Group Co. Ltd.	223,737	13,076,023
Industrials—3.5%
HD Hyundai Electric Co. Ltd.	16,832	10,312,037
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	32,931	9,432,546
Samsung C&T Corp.	66,802	13,925,181
		33,669,764
Information Technology—3.7%
SK Hynix, Inc.	56,573	35,322,882
Total South Korea		82,068,669
TAIWAN—16.3%
Information Technology—16.3%
Accton Technology Corp.	212,000	7,412,207
Shares		Value

ASE Technology Holding Co. Ltd.	1,150,000	$ 10,691,676
Chroma ATE, Inc.	144,000	4,421,720
Delta Electronics, Inc.	386,000	14,730,653
MediaTek, Inc.	308,000	17,084,925
Taiwan Semiconductor Manufacturing Co. Ltd.	1,839,017	101,690,106
		156,031,287
UNITED ARAB EMIRATES—2.6%
Financials—1.6%
Abu Dhabi Islamic Bank PJSC	2,395,952	15,890,300
Real Estate—1.0%
Aldar Properties PJSC	3,591,006	9,387,649
Total United Arab Emirates		25,277,949
Total Common Stocks		830,282,869
PREFERRED STOCKS—8.7%
BRAZIL—1.6%
Financials—1.6%
Itausa SA	5,880,713	15,263,985
SOUTH KOREA—7.1%
Information Technology—7.1%
Samsung Electronics Co. Ltd.	838,168	67,892,467
Total Preferred Stocks		83,156,452
SHORT-TERM INVESTMENT—4.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.65%(f)	46,326,426	46,326,426
Total Short-Term Investment		46,326,426
Total Investments (Cost $724,991,871)—100.4%		959,765,747
Liabilities in Excess of Other Assets—(0.4%)		(3,945,786)
Net Assets—100.0%		$955,819,961

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.0% of net assets as of January 31, 2026.
(e)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(f)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of January 31, 2026.
Amounts listed as “–” are $0 or round to $0.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2026 (Unaudited)
abrdn Focused U.S. Small Cap Active ETF

Shares		Value
COMMON STOCKS—98.9%
BAHAMAS—2.0%
Consumer Discretionary—2.0%
OneSpaWorld Holdings Ltd.	12,662	$ 248,808
CANADA—3.6%
Consumer Discretionary—1.6%
Aritzia, Inc.(a)	2,615	206,124
Industrials—2.0%
ATS Corp.(a)	8,555	243,145
Total Canada		449,269
ISRAEL—2.6%
Information Technology—2.6%
Camtek Ltd.(a)	2,149	314,893
UNITED STATES—90.7%
Communication Services—1.8%
Cargurus, Inc.(a)	6,778	219,607
Consumer Discretionary—5.5%
Boot Barn Holdings, Inc.(a)	1,826	325,904
Brinker International, Inc.(a)	2,230	351,716
		677,620
Consumer Staples—4.5%
elf Beauty, Inc.(a)	2,892	245,791
Vita Coco Co., Inc.(a)	5,767	307,670
		553,461
Energy—2.4%
Magnolia Oil & Gas Corp., Class A	11,600	295,916
Financials—19.7%
Ameris Bancorp	4,918	396,489
Banner Corp.	4,958	306,603
Donnelley Financial Solutions, Inc.(a)	4,219	218,333
PJT Partners, Inc., Class A	1,085	187,738
Seacoast Banking Corp. of Florida	11,258	376,467
Skyward Specialty Insurance Group, Inc.(a)	4,763	212,525
StoneX Group, Inc.(a)	3,008	337,678
Wintrust Financial Corp.	2,685	396,011
		2,431,844
Health Care—14.9%
ADMA Biologics, Inc.(a)	14,708	254,448
Alphatec Holdings, Inc.(a)	18,779	278,493
ANI Pharmaceuticals, Inc.(a)	3,178	260,119
Corcept Therapeutics, Inc.(a)	3,110	123,996
Kiniksa Pharmaceuticals International PLC(a)	7,362	323,339
Ligand Pharmaceuticals, Inc.(a)	1,888	362,685
Supernus Pharmaceuticals, Inc.(a)	4,938	237,814
		1,840,894
Shares		Value

Industrials—21.7%
Atmus Filtration Technologies, Inc.	5,819	$ 337,327
AZZ, Inc.	2,658	330,363
Casella Waste Systems, Inc., Class A(a)	3,032	305,868
Ducommun, Inc.(a)	3,007	340,843
Enpro, Inc.	1,406	335,725
Everus Construction Group, Inc.(a)	3,392	300,158
Griffon Corp.	2,036	165,832
Helios Technologies, Inc.	4,468	289,437
Mueller Water Products, Inc., Class A	10,108	273,624
		2,679,177
Information Technology—14.2%
Impinj, Inc.(a)	1,288	177,873
JFrog Ltd.(a)	4,561	249,943
Knowles Corp.(a)	10,148	245,988
Q2 Holdings, Inc.(a)	4,110	251,737
Viavi Solutions, Inc.(a)	22,679	554,728
Workiva, Inc.(a)	3,566	274,653
		1,754,922
Materials—3.0%
Materion Corp.	2,680	370,590
Real Estate—3.0%
American Healthcare REIT, Inc.	7,871	369,229
Total United States		11,193,260
Total Common Stocks		12,206,230
SHORT-TERM INVESTMENT—1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.65%(b)	197,719	197,719
Total Short-Term Investment		197,719
Total Investments (Cost $10,810,073)—100.5%		12,403,949
Liabilities in Excess of Other Assets—(0.5%)		(66,683)
Net Assets—100.0%		$12,337,266

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of January 31, 2026.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2026 (Unaudited)
abrdn Global Infrastructure Fund

Shares		Value
COMMON STOCKS—99.8%
ARGENTINA—2.2%
Industrials—1.1%
Corp. America Airports SA(a)	17,700	$ 524,628
Materials—1.1%
Loma Negra Cia Industrial Argentina SA, ADR(a)	43,400	500,402
Total Argentina		1,025,030
AUSTRALIA—1.1%
Industrials—1.1%
Aurizon Holdings Ltd.	205,500	525,664
BRAZIL—4.0%
Industrials—4.0%
Motiva Infraestrutura de Mobilidade SA	291,200	927,369
Rumo SA	347,400	974,324
		1,901,693
CANADA—4.4%
Energy—2.4%
Enbridge, Inc.	23,700	1,156,934
Industrials—2.0%
Canadian Pacific Kansas City Ltd.	12,600	936,684
Total Canada		2,093,618
CHINA—1.1%
Information Technology—1.1%
GDS Holdings Ltd., ADR(a)	11,900	531,811
FRANCE—9.4%
Industrials—5.1%
Eiffage SA	4,700	697,044
Getlink SE	51,600	1,021,391
Vinci SA	4,800	690,166
		2,408,601
Utilities—4.3%
Engie SA	32,500	970,333
Veolia Environnement SA	28,800	1,080,206
		2,050,539
Total France		4,459,140
GERMANY—3.1%
Utilities—3.1%
RWE AG	22,800	1,447,888
INDONESIA—0.8%
Communication Services—0.8%
Sarana Menara Nusantara Tbk. PT	11,461,500	358,492
ITALY—2.3%
Communication Services—1.1%
Infrastrutture Wireless Italiane SpA(b)	57,300	506,570
Utilities—1.2%
Enel SpA	52,880	584,247
Total Italy		1,090,817
JAPAN—1.9%
Industrials—1.9%
Japan Airport Terminal Co. Ltd.	29,300	917,484
Shares		Value

MEXICO—3.7%
Industrials—3.7%
Grupo Aeroportuario del Centro Norte SAB de CV	35,000	$ 511,061
Grupo Aeroportuario del Sureste SAB de CV, Class B	14,400	498,042
Promotora y Operadora de Infraestructura SAB de CV	46,000	719,902
		1,729,005
NIGERIA—1.4%
Communication Services—1.4%
IHS Holding Ltd.(a)	84,800	677,552
PHILIPPINES—3.7%
Industrials—2.7%
International Container Terminal Services, Inc.	118,600	1,299,019
Utilities—1.0%
Maynilad Water Services, Inc.(a)	1,482,000	455,570
Total Philippines		1,754,589
SPAIN—6.2%
Communication Services—2.3%
Cellnex Telecom SA(a)(b)	35,400	1,094,927
Industrials—2.1%
Aena SME SA(b)	32,700	1,015,582
Utilities—1.8%
EDP Renovaveis SA	55,206	838,655
Total Spain		2,949,164
TANZANIA—2.3%
Communication Services—2.3%
Helios Towers PLC(a)	465,600	1,104,858
THAILAND—0.9%
Industrials—0.9%
Airports of Thailand PCL	262,100	418,417
UNITED KINGDOM—3.7%
Utilities—3.7%
National Grid PLC, ADR	8,200	699,214
SSE PLC	31,100	1,033,685
		1,732,899
UNITED STATES—47.6%
Energy—10.8%
Cheniere Energy, Inc.	7,200	1,522,944
Kinder Morgan, Inc.	43,800	1,335,462
ONEOK, Inc.	11,100	879,009
Williams Cos., Inc.	20,700	1,392,282
		5,129,697
Industrials—11.7%
CoreCivic, Inc.(a)	41,900	776,407
Dycom Industries, Inc.(a)	1,200	437,268
Ferrovial SE	18,800	1,269,847
Norfolk Southern Corp.	3,200	931,968
Union Pacific Corp.	5,600	1,316,560
Waste Management, Inc.	3,600	800,064
		5,532,114

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2026 (Unaudited)
abrdn Global Infrastructure Fund

Shares		Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Real Estate—4.3%
American Tower Corp., REIT	6,200	$ 1,111,536
Crown Castle, Inc., REIT	10,800	937,548
		2,049,084
Utilities—20.8%
American Electric Power Co., Inc.	5,500	658,762
American Water Works Co., Inc.	1,700	219,521
CenterPoint Energy, Inc.	23,200	920,808
Clearway Energy, Inc., Class C	25,500	921,825
CMS Energy Corp.	12,800	915,072
Duke Energy Corp.	5,800	703,830
Essential Utilities, Inc.	5,600	217,224
FirstEnergy Corp.	20,400	965,736
IDACORP, Inc.	4,800	637,392
NextEra Energy, Inc.	15,800	1,388,820
PPL Corp.	29,400	1,065,750
TXNM Energy, Inc.	15,700	925,044
XPLR Infrastructure LP(a)	30,300	295,122
		9,834,906
Total United States		22,545,801
Total Common Stocks		47,263,922
Shares		Value
SHORT-TERM INVESTMENT—0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.65%(c)	119,505	$ 119,505
Total Short-Term Investment		119,505
Total Investments (Cost $33,809,321)—100.0%		47,383,427
Liabilities in Excess of Other Assets—(0.0%)		(14,941)
Net Assets—100.0%		$47,368,486

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of January 31, 2026.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2026 (Unaudited)
abrdn International Small Cap Active ETF

Shares		Value
COMMON STOCKS—86.2%
AUSTRALIA—4.9%
Industrials—4.9%
ALS Ltd.	198,663	$ 3,408,674
PT Ventia Services Group Pty Ltd.	205,287	826,260
		4,234,934
CHINA—2.0%
Health Care—2.0%
Shanghai Conant Optical Co. Ltd., H Shares	219,600	1,758,296
FRANCE—5.6%
Consumer Staples—0.8%
Interparfums SA	21,973	668,332
Energy—4.8%
Gaztransport Et Technigaz SA	19,417	4,177,392
Total France		4,845,724
GERMANY—5.5%
Communication Services—3.4%
CTS Eventim AG & Co. KGaA	34,237	2,879,350
Industrials—2.1%
Rational AG	1,309	1,052,000
RENK Group AG	11,999	768,754
		1,820,754
Total Germany		4,700,104
ISRAEL—2.4%
Information Technology—2.4%
Nova Ltd.(a)	4,510	2,064,858
ITALY—4.5%
Consumer Discretionary—1.0%
Brunello Cucinelli SpA	8,731	834,153
Financials—1.6%
FinecoBank Banca Fineco SpA	51,901	1,374,990
Industrials—1.9%
Interpump Group SpA	28,496	1,651,055
Total Italy		3,860,198
JAPAN—15.5%
Consumer Discretionary—3.5%
Asics Corp.	126,100	3,027,019
Financials—4.2%
Nihon M&A Center Holdings, Inc.	340,600	1,560,607
Zenkoku Hosho Co. Ltd.	103,800	2,061,110
		3,621,717
Industrials—7.8%
BayCurrent, Inc.	41,700	1,466,075
Japan Elevator Service Holdings Co. Ltd.	337,800	3,548,035
Sanwa Holdings Corp.	51,600	1,166,968
SHO-BOND Holdings Co. Ltd.	58,200	522,168
		6,703,246
Total Japan		13,351,982
MEXICO—3.2%
Financials—3.2%
Regional SAB de CV	309,808	2,778,451
Shares		Value

NORWAY—1.9%
Materials—1.9%
Borregaard ASA	79,307	$ 1,595,940
POLAND—1.7%
Consumer Staples—1.7%
Dino Polska SA(a)(b)	137,255	1,451,357
SOUTH KOREA—2.1%
Industrials—2.1%
HD Hyundai Marine Solution Co. Ltd.	13,917	1,773,223
SPAIN—2.7%
Consumer Discretionary—2.7%
CIE Automotive SA	68,765	2,347,504
SWEDEN—3.6%
Industrials—3.6%
AddTech AB, B Shares	67,586	2,206,456
Sweco AB, B Shares	51,101	846,186
		3,052,642
TAIWAN—8.7%
Consumer Discretionary—2.3%
Makalot Industrial Co. Ltd.	206,720	2,006,767
Information Technology—6.4%
Chenbro Micom Co. Ltd.	56,000	1,610,423
Chroma ATE, Inc.	41,000	1,276,771
Elite Material Co. Ltd.	30,000	1,663,489
Sinbon Electronics Co. Ltd.	127,000	942,310
		5,492,993
Total Taiwan		7,499,760
THAILAND—2.9%
Information Technology—2.9%
Fabrinet(a)	5,177	2,533,831
UNITED KINGDOM—16.4%
Communication Services—1.6%
Gamma Communications PLC	107,760	1,340,352
Consumer Discretionary—3.3%
Games Workshop Group PLC	12,150	2,834,640
Financials—3.3%
ICG PLC	66,830	1,659,761
Tatton Asset Management PLC	128,424	1,194,957
		2,854,718
Industrials—6.3%
Avon Technologies PLC	32,816	787,612
Chemring Group PLC	125,538	856,323
Diploma PLC	52,287	3,806,297
		5,450,232
Materials—1.9%
Hill & Smith PLC	54,602	1,666,137
Total United Kingdom		14,146,079
VIETNAM—2.6%
Information Technology—2.6%
FPT Corp.	553,606	2,230,475
Total Common Stocks		74,225,358

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2026 (Unaudited)
abrdn International Small Cap Active ETF

Shares		Value
EXCHANGE-TRADED FUNDS—5.5%
iShares MSCI India Small-Cap ETF	71,847	$ 4,731,843
Total Exchange-Traded Funds		4,731,843
PREFERRED STOCKS—3.3%
GERMANY—3.3%
Industrials—3.3%
Jungheinrich AG	65,337	2,819,078
Total Preferred Stocks		2,819,078
SHORT-TERM INVESTMENT—4.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.65%(c)	3,805,057	3,805,057
Total Short-Term Investment		3,805,057
Total Investments (Cost $67,768,018)—99.4%		85,581,336
Other Assets in Excess of Liabilities—0.6%		528,303
Net Assets—100.0%		$86,109,639

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of January 31, 2026.

ETF	Exchange-Traded Fund
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2026 (Unaudited)
abrdn Real Estate Fund

	Shares	Value
COMMON STOCKS—99.6%
UNITED STATES—99.6%
Data Center REITs—11.4%
Digital Realty Trust, Inc., REIT	10,357	$ 1,718,744
Equinix, Inc., REIT	2,583	2,120,462
		3,839,206
Health Care REITs—29.7%
American Healthcare REIT, Inc.	33,451	1,569,186
Omega Healthcare Investors, Inc., REIT	26,461	1,161,109
Ventas, Inc., REIT	28,409	2,206,527
Welltower, Inc., REIT	27,210	5,125,276
		10,062,098
Hotel & Resort REITs—1.4%
Host Hotels & Resorts, Inc., REIT	25,519	472,867
Industrial REITs—10.7%
Prologis, Inc., REIT	27,636	3,608,156
Multi-Family Residential REITs—6.4%
AvalonBay Communities, Inc., REIT	4,717	838,070
Camden Property Trust, REIT	5,138	560,299
Essex Property Trust, Inc., REIT	3,053	768,959
		2,167,328
Office REITs—2.4%
Cousins Properties, Inc., REIT	9,766	246,494
Kilroy Realty Corp., REIT	16,457	567,437
		813,931
Other Specialized REITs—4.3%
EPR Properties, REIT	12,990	704,578
Iron Mountain, Inc., REIT	8,035	740,264
		1,444,842
Retail REITs—24.4%
Brixmor Property Group, Inc., REIT	23,014	616,545
	Shares	Value

Curbline Properties Corp., REIT	22,980	$ 557,265
InvenTrust Properties Corp., REIT	19,095	561,202
NNN REIT, Inc.	27,141	1,130,965
Realty Income Corp., REIT	27,760	1,697,802
Regency Centers Corp., REIT	14,468	1,054,283
Simon Property Group, Inc., REIT	13,748	2,630,130
		8,248,192
Self Storage REITs—7.3%
CubeSmart, REIT	14,815	556,007
Public Storage, REIT	4,854	1,340,627
Smartstop Self Storage REIT, Inc.	18,521	582,300
		2,478,934
Single-Family Residential REITs—1.6%
Sun Communities, Inc., REIT	4,341	553,174
Total United States		33,688,728
Total Common Stocks		33,688,728
SHORT-TERM INVESTMENT—0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.65%(a)	159,085	159,085
Total Short-Term Investment		159,085
Total Investments (Cost $26,354,766)—100.1%		33,847,813
Liabilities in Excess of Other Assets—(0.1%)		(26,754)
Net Assets—100.0%		$33,821,059

(a)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of January 31, 2026.

REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2026 (Unaudited)
abrdn U.S. Small Cap Equity Fund

Shares		Value
COMMON STOCKS—99.6%
BAHAMAS—2.0%
Consumer Discretionary—2.0%
OneSpaWorld Holdings Ltd.	360,555	$ 7,084,906
CANADA—3.2%
Consumer Discretionary—1.7%
Aritzia, Inc.(a)	74,322	5,858,319
Industrials—1.5%
ATS Corp.(a)	182,593	5,189,549
Total Canada		11,047,868
ISRAEL—2.0%
Information Technology—2.0%
Camtek Ltd.(a)	47,931	7,023,329
UNITED STATES—92.4%
Communication Services—1.3%
Cargurus, Inc.(a)	142,690	4,623,156
Consumer Discretionary—6.2%
Boot Barn Holdings, Inc.(a)	43,804	7,818,138
Brinker International, Inc.(a)	47,474	7,487,599
KB Home	52,157	3,001,114
Steven Madden Ltd.	79,503	3,488,592
		21,795,443
Consumer Staples—5.4%
Chefs' Warehouse, Inc.(a)	85,521	5,379,271
elf Beauty, Inc.(a)	67,813	5,763,427
Vita Coco Co., Inc.(a)	147,677	7,878,568
		19,021,266
Energy—2.1%
Magnolia Oil & Gas Corp., Class A	285,034	7,271,217
Financials—20.5%
Ameris Bancorp	115,416	9,304,838
Banner Corp.	115,550	7,145,612
Donnelley Financial Solutions, Inc.(a)	71,019	3,675,233
NMI Holdings, Inc.(a)	136,930	5,301,930
PJT Partners, Inc., Class A	24,938	4,315,022
Seacoast Banking Corp. of Florida	289,002	9,664,227
Skyward Specialty Insurance Group, Inc.(a)	110,702	4,939,523
StoneX Group, Inc.(a)	65,339	7,334,956
Wintrust Financial Corp.	72,344	10,670,017
WSFS Financial Corp.	148,995	9,644,446
		71,995,804
Health Care—15.2%
ADMA Biologics, Inc.(a)	361,945	6,261,649
Alphatec Holdings, Inc.(a)	487,006	7,222,299
ANI Pharmaceuticals, Inc.(a)	91,685	7,504,417
Arcutis Biotherapeutics, Inc.(a)	58,433	1,482,445
Catalyst Pharmaceuticals, Inc.(a)	154,872	3,763,390
Corcept Therapeutics, Inc.(a)	92,285	3,679,403
Kiniksa Pharmaceuticals International PLC(a)	149,901	6,583,652
Ligand Pharmaceuticals, Inc.(a)	45,055	8,655,065
Merit Medical Systems, Inc.(a)	42,011	3,406,672
OmniAb, Inc. 12.5 Earnout(a)(b)(c)	58,211	–
OmniAb, Inc. 15.0 Earnout(a)(b)(c)	58,211	–
Supernus Pharmaceuticals, Inc.(a)	102,276	4,925,612
		53,484,604
Shares		Value

Industrials—21.8%
ArcBest Corp.	45,538	$ 4,108,438
Atmus Filtration Technologies, Inc.	150,916	8,748,601
AZZ, Inc.	74,483	9,257,492
Casella Waste Systems, Inc., Class A(a)	70,256	7,087,425
Ducommun, Inc.(a)	83,500	9,464,725
Enpro, Inc.	36,170	8,636,673
Everus Construction Group, Inc.(a)	97,522	8,629,722
Griffon Corp.	57,565	4,688,669
Helios Technologies, Inc.	131,030	8,488,124
Mueller Water Products, Inc., Class A	269,904	7,306,301
		76,416,170
Information Technology—12.4%
Impinj, Inc.(a)	41,996	5,799,648
JFrog Ltd.(a)	117,655	6,447,494
Knowles Corp.(a)	250,100	6,062,424
Q2 Holdings, Inc.(a)	113,748	6,967,065
Viavi Solutions, Inc.(a)	495,414	12,117,826
Workiva, Inc.(a)	81,859	6,304,780
		43,699,237
Materials—3.4%
Knife River Corp.(a)	27,624	1,855,504
Materion Corp.	73,206	10,122,926
		11,978,430
Real Estate—3.3%
American Healthcare REIT, Inc.	159,309	7,473,185
Smartstop Self Storage REIT, Inc.	134,378	4,224,844
		11,698,029
Utilities—0.8%
ONE Gas, Inc.	33,343	2,652,769
Total United States		324,636,125
Total Common Stocks		349,792,228
SHORT-TERM INVESTMENT—0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.65%(d)	1,265,688	1,265,688
Total Short-Term Investment		1,265,688
Total Investments (Cost $282,708,071)—99.9%		351,057,916
Other Assets in Excess of Liabilities—0.1%		187,455
Net Assets—100.0%		$351,245,371

(a)	Non-income producing security.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.0% of net assets as of January 31, 2026.
(c)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(d)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of January 31, 2026.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2026 (Unaudited)
abrdn U.S. Sustainable Leaders Fund

	Shares	Value
COMMON STOCKS—99.0%
NETHERLANDS—1.5%
Information Technology—1.5%
NXP Semiconductors NV	20,841	$ 4,712,984
UNITED STATES—97.5%
Communication Services—5.4%
Alphabet, Inc., Class C	50,116	16,965,769
Consumer Discretionary—5.2%
O'Reilly Automotive, Inc.(a)	66,059	6,500,866
TJX Cos., Inc.	66,093	9,901,393
		16,402,259
Consumer Staples—2.1%
Procter & Gamble Co.	43,527	6,606,093
Energy—2.7%
Baker Hughes Co.	149,091	8,355,060
Financials—16.4%
American Express Co.	30,362	10,692,586
Bank of America Corp.	142,211	7,565,625
JPMorgan Chase & Co.	16,148	4,939,512
LPL Financial Holdings, Inc.	23,854	8,694,783
Mastercard, Inc., Class A	21,381	11,519,869
S&P Global, Inc.	15,350	8,101,576
		51,513,951
Health Care—12.8%
Boston Scientific Corp.(a)	49,325	4,613,367
Danaher Corp.	35,395	7,747,612
Eli Lilly & Co.	6,749	6,999,725
Integer Holdings Corp.(a)	40,864	3,549,447
Merck & Co., Inc.	70,770	7,803,808
ResMed, Inc.	21,681	5,600,419
UnitedHealth Group, Inc.	14,042	4,029,071
		40,343,449
Industrials—14.0%
AAON, Inc.	38,673	3,521,563
Eaton Corp. PLC	17,908	6,293,229
Hubbell, Inc.	19,469	9,499,704
Tetra Tech, Inc.	184,434	6,945,785
Shares		Value

Trane Technologies PLC	13,706	$ 5,764,470
Veralto Corp.	32,505	3,217,345
Waste Management, Inc.	29,064	6,459,183
Watsco, Inc.	6,160	2,380,532
		44,081,811
Information Technology—34.6%
Accenture PLC, Class A	24,884	6,560,418
Adobe, Inc.(a)	16,898	4,955,339
Analog Devices, Inc.	20,438	6,353,766
Apple, Inc.	13,785	3,576,932
Broadcom, Inc.	41,568	13,771,478
Cadence Design Systems, Inc.(a)	30,689	9,094,992
Marvell Technology, Inc.	56,083	4,426,070
Microsoft Corp.	65,345	28,117,300
NVIDIA Corp.	144,180	27,557,123
ServiceNow, Inc.(a)	37,005	4,329,955
		108,743,373
Materials—2.0%
Linde PLC	13,597	6,213,421
Utilities—2.3%
American Water Works Co., Inc.	54,679	7,060,699
Total United States		306,285,885
Total Common Stocks		310,998,869
SHORT-TERM INVESTMENT—1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.65%(b)	3,552,246	3,552,246
Total Short-Term Investment		3,552,246
Total Investments (Cost $243,772,469)—100.1%		314,551,115
Liabilities in Excess of Other Assets—(0.1%)		(215,160)
Net Assets—100.0%		$314,335,955

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of January 31, 2026.

PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2026 (Unaudited)
abrdn High Income Opportunities Fund

Shares or Principal Amount		Value
BANK LOANS—1.2%
CD&R Firefly Bidco Ltd., 2025 GBP Term Loan, 8.48%(a)	650,000	$ 891,157
Total Bank Loans		891,157
COMMON STOCKS—0.0%
FRANCE—0.0%
Industrials—0.0%
Luxco Co. Ltd.(b)(c)(d)	2,031	25,880
Total Common Stocks		25,880
CORPORATE BONDS—93.8%
ANGOLA—0.3%
Oil & Gas—0.3%
Azule Energy Finance PLC, 8.13%, 01/23/2030(e)	$200,000	202,354
BRAZIL—0.8%
Chemicals—0.3%
Braskem Netherlands Finance BV, 8.00%, 10/15/2034(e)	514,000	209,614
Food Products—0.5%
Minerva Luxembourg SA, 8.88%, 09/13/2033(e)	343,000	374,727
Total Brazil		584,341
CANADA—2.5%
Diversified Telecommunication Services—1.2%
Rogers Communications, Inc., (fixed rate to 02/14/2030, variable rate thereafter), VRN, 7.00%, 02/14/2030	907,000	940,806
Oil & Gas—0.3%
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029(e)(f)	217,000	222,002
Pharmaceutical—0.3%
Bausch Health Cos., Inc.
4.88%, 06/01/2028(e)	87,000	80,474
5.00%, 02/15/2029(e)	208,000	158,600
		239,074
Retail—0.7%
1011778 BC ULC/New Red Finance, Inc., 5.63%, 09/15/2029(e)	505,000	513,545
Total Canada		1,915,427
CHINA—0.0%
Real Estate—0.0%
Zhenro Properties Group Ltd.
7.88%, 04/14/2024(b)(e)(g)	200,000	500
7.10%, 09/10/2024(b)(e)(g)	429,000	1,072
		1,572
COLOMBIA—0.6%
Oil, Gas & Consumable Fuels—0.6%
Ecopetrol SA, 8.38%, 01/19/2036	413,000	427,299
FRANCE—4.8%
Auto Parts & Equipment—0.5%
Forvia SE
	Shares or Principal Amount		Value

5.38%, 03/15/2031(e)	EUR	206,000	$ 252,376
5.50%, 06/15/2031(e)		125,000	153,669
			406,045
Commercial Banks—1.1%
Societe Generale SA, (fixed rate to 05/26/2026, variable rate thereafter), VRN, 4.75%, 05/26/2026(e)(h)		$810,000	809,532
Cosmetics/Personal Care—0.8%
Opal Bidco SAS, 5.50%, 03/31/2032(e)	EUR	487,000	592,938
Diversified Telecommunication Services—1.0%
Altice France SA
5.38%, 04/15/2032(e)		84,604	96,795
5.63%, 07/15/2032(e)		214,939	247,946
Iliad Holding SAS, 8.50%, 04/15/2031(e)		$400,000	428,328
			773,069
Entertainment—0.8%
Banijay Entertainment SAS, 8.13%, 05/01/2029(e)		552,000	573,561
Healthcare Providers & Services—0.6%
Laboratoire Eimer SELAS, 5.00%, 02/01/2029(e)	EUR	400,000	442,152
Total France			3,597,297
GERMANY—0.9%
Commercial Banks—0.7%
Deutsche Bank AG, (fixed rate to 10/30/2029, variable rate thereafter), VRN, 8.13%, 10/30/2029(e)(h)		400,000	522,125
Pharmaceutical—0.2%
Cheplapharm Arzneimittel GmbH, 6.75%, 02/15/2032(e)		126,000	149,674
Total Germany			671,799
GREECE—0.8%
Commercial Banks—0.8%
Eurobank SA, (fixed rate to 11/10/2033, variable rate thereafter), VRN, 6.25%, 11/10/2033(e)(h)		500,000	595,168
HONG KONG—0.7%
Lodging—0.7%
Melco Resorts Finance Ltd., 5.75%, 07/21/2028(e)		$534,000	533,945
INDIA—0.3%
Metals & Mining—0.3%
Vedanta Resources Finance II PLC, 9.13%, 10/15/2032(e)		200,000	209,507
IRELAND—4.0%
Commercial Services & Supplies—1.1%
Cimpress PLC, 7.38%, 09/15/2032(e)		764,000	784,496
Diversified Financial Services—2.4%
GGAM Finance Ltd., 5.88%, 03/15/2030(e)		377,000	382,768

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2026 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
IRELAND (continued)
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(e)		$662,000	$ 693,793
TrueNoord Capital DAC, 8.75%, 03/01/2030(e)		718,000	757,300
			1,833,861
Media—0.5%
Virgin Media O2 Vendor Financing Notes VII DAC, 8.88%, 07/15/2033(e)	GBP	300,000	406,378
Total Ireland			3,024,735
ISRAEL—1.9%
Oil, Gas & Consumable Fuels—0.3%
Energean PLC, 5.63%, 05/12/2031(e)	EUR	175,000	208,345
Pharmaceutical—1.6%
Teva Pharmaceutical Finance Netherlands II BV
4.13%, 06/01/2031		274,000	331,009
7.88%, 09/15/2031		163,000	232,164
Teva Pharmaceutical Finance Netherlands III BV, 8.13%, 09/15/2031		$591,000	677,962
			1,241,135
Total Israel			1,449,480
ITALY—0.9%
Diversified Telecommunication Services—0.5%
Fibercop SpA, Series 2033, 6.38%, 11/15/2033(e)		342,000	346,364
Healthcare Providers & Services—0.4%
Gruppo San Donato SPA, 6.50%, 10/31/2031(e)	EUR	269,000	323,267
Total Italy			669,631
JAMAICA—0.8%
Diversified Telecommunication Services—0.8%
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 08/01/2032(e)		$582,000	605,120
JAPAN—0.8%
Auto Manufacturers—0.8%
Nissan Motor Co. Ltd., 6.38%, 07/17/2033(e)	EUR	514,000	630,645
JERSEY—0.5%
Retail—0.5%
Waga Bondco Ltd., 8.50%, 06/15/2030(e)	GBP	324,000	392,134
LUXEMBOURG—1.7%
Biotechnology—0.7%
Cidron Aida Finco SARL, 7.00%, 10/27/2031(e)	EUR	466,000	564,423
Diversified Telecommunication Services—1.0%
SES SA, (fixed rate to 09/12/2029, variable rate thereafter), VRN, 5.50%, 09/12/2029(e)		643,000	757,450
	Shares or Principal Amount		Value

Machinery-Diversified—0.0%
Galapagos SA, 5.38%, 06/15/2021(b)(c)(e)(g)	EUR	60,500	$ –
Total Luxembourg			1,321,873
MEXICO—1.1%
Building Materials—0.7%
Cemex SAB de CV
(fixed rate to 06/08/2026, variable rate thereafter), VRN, 5.13%, 06/08/2026(e)(h)		$319,000	318,481
(fixed rate to 06/10/2030, variable rate thereafter), VRN, 7.20%, 06/10/2030(e)(h)		226,000	236,961
			555,442
Electric Utilities—0.4%
Saavi Energia SARL, 8.88%, 02/10/2035(e)		274,000	296,646
Total Mexico			852,088
NETHERLANDS—0.8%
Food Products—0.6%
Flora Food Management BV, 6.88%, 07/02/2029(e)	EUR	400,000	469,073
Media—0.2%
Ziggo Bond Co. BV, 5.13%, 02/28/2030(e)		$200,000	175,526
Total Netherlands			644,599
NIGERIA—0.4%
Engineering & Construction—0.4%
IHS Holding Ltd., 7.88%, 05/29/2030(e)		265,000	272,809
SINGAPORE—0.5%
Diversified Financial Services—0.5%
Avation Group S Pte. Ltd., 8.50%, 05/15/2031(e)		408,000	401,250
SLOVENIA—0.5%
Media—0.5%
Summer BidCo BV, Series PIYC, 8.88%, 01/31/2031(e)	EUR	325,000	390,738
SWITZERLAND—1.2%
Chemicals—0.8%
Consolidated Energy Finance SA
6.50%, 05/15/2026(e)		$398,000	394,020
12.00%, 02/15/2031(e)		230,000	193,177
			587,197
Commercial Banks—0.4%
UBS Group AG, (fixed rate to 01/08/2031, variable rate thereafter), VRN, Series .14a, 6.63%, 01/08/2031(e)(h)		335,000	336,877
Total Switzerland			924,074
TURKEY—0.3%
Metals & Mining—0.3%
WE Soda Investments Holding PLC, 9.50%, 10/06/2028(e)		213,000	219,589
UNITED KINGDOM—5.9%
Building Materials—0.7%
Project Grand U.K. PLC, 9.00%, 06/01/2029(e)	EUR	402,000	493,145

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2026 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED KINGDOM (continued)
Commercial Services & Supplies—0.4%
Belron U.K. Finance PLC, 5.75%, 10/15/2029(e)		$300,000	$ 305,712
Diversified Financial Services—1.1%
Jerrold Finco PLC, 7.88%, 04/15/2030(e)	GBP	406,000	571,643
Sherwood Financing PLC, 9.63%, 12/15/2029(e)		172,000	234,206
			805,849
Entertainment—0.7%
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 01/15/2033(e)		$497,000	494,078
Food Products—1.0%
Bellis Acquisition Co. PLC, 8.13%, 05/14/2030(e)	GBP	300,000	375,162
Market Bidco Finco PLC, 8.75%, 01/31/2031(e)		301,000	404,445
			779,607
Internet—0.7%
Very Group Funding PLC, 6.000% Cash or 7.250% PIK, 08/01/2027(e)(i)		363,715	530,450
Leisure Time—0.7%
Deuce Finco PLC, 7.00%, 11/20/2031(e)		400,000	555,441
Media—0.6%
Virgin Media Secured Finance PLC, 4.13%, 08/15/2030(e)		100,000	124,219
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/2028(e)		244,000	333,275
			457,494
Total United Kingdom			4,421,776
UNITED STATES—59.5%
Advertising—1.5%
Dotdash Meredith, Inc., 7.63%, 06/15/2032(e)		$663,000	604,442
Neptune Bidco U.S., Inc.
10.38%, 05/15/2031(e)		418,000	441,949
9.50%, 02/15/2033(e)		65,000	66,187
			1,112,578
Aerospace & Defense—1.4%
TransDigm, Inc.
6.63%, 03/01/2032(e)		995,000	1,028,803
6.75%, 01/31/2034(e)		45,000	46,576
			1,075,379
Agriculture—0.6%
Turning Point Brands, Inc., 7.63%, 03/15/2032(e)		393,000	421,546
Apparel—1.7%
Levi Strauss & Co., 4.00%, 08/15/2030(e)	EUR	497,000	594,925
Samsonite Finco SARL, 4.38%, 02/15/2033(e)		400,000	472,449
Under Armour, Inc., 7.25%, 07/15/2030(e)		$215,000	219,573
			1,286,947
Auto Parts & Equipment—0.3%
Goodyear Tire & Rubber Co.
	Shares or Principal Amount	Value

6.63%, 07/15/2030	$76,000	$ 77,593
5.63%, 04/30/2033	183,000	174,469
		252,062
Building Materials—4.0%
Builders FirstSource, Inc., 6.75%, 05/15/2035(e)	736,000	773,263
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(e)	415,000	322,602
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(e)	389,000	171,747
JH North America Holdings, Inc., 5.88%, 01/31/2031(e)	310,000	315,279
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(e)	310,000	318,390
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(e)	339,000	329,335
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(e)	788,000	788,211
		3,018,827
Chemicals—1.0%
Celanese U.S. Holdings LLC
7.33%, 07/15/2029	554,000	582,520
7.05%, 11/15/2030(j)	150,000	158,693
		741,213
Commercial Services & Supplies—2.0%
Block, Inc.
5.63%, 08/15/2030(e)	351,000	357,263
6.00%, 08/15/2033(e)	169,000	172,630
Dcli Bidco LLC, 7.75%, 11/15/2029(e)	82,000	83,433
Herc Holdings, Inc.
7.00%, 06/15/2030(e)	109,000	114,402
7.25%, 06/15/2033(e)	266,000	281,511
United Rentals North America, Inc., 6.00%, 12/15/2029(e)	459,000	470,410
		1,479,649
Diversified Financial Services—1.5%
Azorra Finance Ltd., 7.75%, 04/15/2030(e)	373,000	392,542
Navient Corp., 7.88%, 06/15/2032	250,000	252,330
PennyMac Financial Services, Inc.
6.88%, 05/15/2032(e)	119,000	121,613
6.88%, 02/15/2033(e)	360,000	367,204
		1,133,689
Diversified Telecommunication Services—0.6%
Frontier Communications Holdings LLC, 6.00%, 01/15/2030(e)	416,000	419,648
Electric Utilities—1.3%
NRG Energy, Inc.
6.00%, 02/01/2033(e)	193,000	196,703
7.00%, 03/15/2033(e)	403,000	443,502
6.25%, 11/01/2034(e)	369,000	378,813
		1,019,018
Electrical Components & Equipment—0.9%
EnerSys, 6.63%, 01/15/2032(e)	631,000	653,553

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2026 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Energy Equipment & Services—1.6%
Hess Midstream Operations LP, 4.25%, 02/15/2030(e)		$280,000	$ 273,505
ITT Holdings LLC, 6.50%, 08/01/2029(e)		321,000	309,473
Venture Global LNG, Inc., 9.88%, 02/01/2032(e)		610,000	644,951
			1,227,929
Entertainment—3.1%
Affinity Interactive, 6.88%, 12/15/2027(e)		1,631,000	978,600
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 6.25%, 10/15/2030(e)		463,000	470,018
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, 07/15/2029		308,000	295,743
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, 01/15/2032(e)		89,000	90,820
Warnermedia Holdings, Inc.
4.69%, 05/17/2033	EUR	112,000	124,249
5.05%, 03/15/2042		$579,000	406,747
			2,366,177
Food Products—2.4%
Darling Global Finance BV, 4.50%, 07/15/2032(e)	EUR	498,000	602,385
Fiesta Purchaser, Inc., 9.63%, 09/15/2032(e)		$506,000	511,866
Post Holdings, Inc., 6.50%, 03/15/2036(e)		341,000	341,308
U.S. Foods, Inc., 5.75%, 04/15/2033(e)		384,000	390,639
			1,846,198
Healthcare Providers & Services—3.8%
Centene Corp.
4.25%, 12/15/2027		308,000	306,169
3.00%, 10/15/2030		512,000	458,559
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030(e)		89,000	83,919
10.88%, 01/15/2032(e)		438,000	471,524
9.75%, 01/15/2034(e)		236,000	246,050
IQVIA, Inc., 6.25%, 06/01/2032(e)		303,000	314,802
National Mentor Holdings, Inc., 10.50%, 12/15/2030(e)		309,000	319,285
Radiology Partners, Inc., 8.50%, 07/15/2032(e)		218,000	228,893
Tenet Healthcare Corp.
5.50%, 11/15/2032(e)		364,000	367,747
6.00%, 11/15/2033(e)		66,000	67,916
			2,864,864
Home Builders—0.5%
Installed Building Products, Inc., 5.63%, 02/01/2034(e)		311,000	312,787
K Hovnanian Enterprises, Inc., 8.00%, 04/01/2031(e)		90,000	92,202
			404,989
Home Furnishings—1.1%
Somnigroup International, Inc., 3.88%, 10/15/2031(e)		344,000	321,003
	Shares or Principal Amount		Value

Whirlpool Corp.
6.13%, 06/15/2030		$180,000	$ 180,469
6.50%, 06/15/2033		305,000	300,972
			802,444
Housewares—0.8%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(e)		264,000	232,913
Newell Brands, Inc., 8.50%, 06/01/2028(e)		335,000	351,229
			584,142
Insurance—0.4%
Asurion LLC & Asurion Co-Issuer, Inc., 8.00%, 12/31/2032(e)		286,000	298,814
Internet—1.4%
Cogent Communications Group LLC/Cogent Finance, Inc.
7.00%, 06/15/2027(e)		661,000	657,029
6.50%, 07/01/2032(e)		404,000	370,979
			1,028,008
Iron/Steel—0.7%
Commercial Metals Co.
5.75%, 11/15/2033(e)		109,000	110,820
6.00%, 12/15/2035(e)		399,000	407,662
			518,482
Leisure Time—3.0%
Acushnet Co., 5.63%, 12/01/2033(e)		387,000	390,638
Carnival Corp., 5.13%, 05/01/2029(e)		376,000	380,407
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(e)		1,305,000	1,049,839
NCL Corp. Ltd.
5.88%, 01/15/2031(e)		154,000	154,422
6.25%, 09/15/2033(e)		305,000	306,685
			2,281,991
Lodging—1.8%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/2029(e)		592,000	611,828
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(e)		798,000	759,291
			1,371,119
Machinery-Diversified—0.8%
Chart Industries, Inc., 7.50%, 01/01/2030(e)		392,000	407,862
King U.S. Bidco, Inc., FRN, 5.24%, 12/01/2032(a)(e)	EUR	200,000	237,892
			645,754
Media—4.9%
Cable One, Inc., 4.00%, 11/15/2030(e)		$829,000	603,392
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/2028(e)		240,000	238,679
4.25%, 02/01/2031(e)		817,000	748,000
7.38%, 03/01/2031(e)		77,000	79,203
7.00%, 02/01/2033(e)		322,000	325,110
4.25%, 01/15/2034(e)		196,000	165,559
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, 10/23/2035		180,000	186,044

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2026 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
CSC Holdings LLC
11.75%, 01/31/2029(e)		$262,000	$ 191,042
5.75%, 01/15/2030(e)		265,000	104,159
4.13%, 12/01/2030(e)		277,000	167,974
Midcontinent Communications, 8.00%, 08/15/2032(e)		372,000	357,927
Univision Communications, Inc., 8.50%, 07/31/2031(e)		523,000	545,414
			3,712,503
Oil & Gas—1.0%
Hilcorp Energy I LP/Hilcorp Finance Co., 6.88%, 05/15/2034(e)		580,000	558,962
Nabors Industries, Inc., 8.88%, 08/15/2031(e)		216,000	219,634
			778,596
Oil & Gas Services—1.2%
Kodiak Gas Services LLC
6.50%, 10/01/2033(e)		261,000	267,338
6.75%, 10/01/2035(e)		138,000	142,592
USA Compression Partners LP/USA Compression Finance Corp., 6.25%, 10/01/2033(e)		472,000	478,134
			888,064
Oil, Gas & Consumable Fuels—0.8%
Crescent Energy Finance LLC, 7.63%, 04/01/2032(e)		391,000	387,826
Sunoco LP
5.63%, 03/15/2031(e)		95,000	95,583
5.88%, 03/15/2034(e)		127,000	127,338
			610,747
Packaging & Containers—3.1%
Ball Corp., 4.25%, 07/01/2032	EUR	649,000	785,984
Crown Americas LLC, 5.88%, 06/01/2033(e)		$390,000	398,901
Graphic Packaging International LLC, 6.38%, 07/15/2032(e)		1,153,000	1,165,916
			2,350,801
Paper & Forest Products—0.4%
Magnera Corp., 7.25%, 11/15/2031(e)		301,000	284,449
Pharmaceutical—2.4%
1261229 BC Ltd., 10.00%, 04/15/2032(e)		400,000	410,503
Organon & Co./Organon Foreign Debt Co-Issuer BV
6.75%, 05/15/2034(e)		406,000	396,736
7.88%, 05/15/2034(e)		213,000	200,227
Perrigo Finance Unlimited Co., 5.15%, 06/15/2030		299,000	290,019
Upjohn Finance BV, 1.91%, 06/23/2032(e)	EUR	463,000	491,724
			1,789,209
Pipelines—3.9%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/2029(e)		$953,000	996,671
Hess Midstream Operations LP, 6.50%, 06/01/2029(e)		442,000	457,472
	Shares or Principal Amount		Value

Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029(e)		$273,000	$ 259,355
Venture Global LNG, Inc., (fixed rate to 09/30/2029, variable rate thereafter), VRN, 9.00%, 09/30/2029(e)(h)		691,000	607,889
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030(e)		89,000	91,608
6.50%, 01/15/2034(e)		119,000	123,498
6.50%, 06/15/2034(e)		240,000	248,551
6.75%, 01/15/2036(e)		119,000	124,743
			2,909,787
Real Estate Investment Trust (REIT) Funds—0.6%
Iron Mountain, Inc., 4.75%, 01/15/2034(e)	EUR	365,000	422,145
Retail—1.5%
Academy Ltd., 6.00%, 11/15/2027(e)		$477,000	477,728
Macy's Retail Holdings LLC, 7.38%, 08/01/2033(e)		207,000	218,586
Men's Wearhouse LLC, 9.00%, 02/01/2031(e)		31,000	32,241
Staples, Inc., 10.75%, 09/01/2029(e)		425,000	417,619
			1,146,174
Semiconductors—0.6%
MKS, Inc., 4.25%, 02/15/2034(e)	EUR	379,000	449,234
Software—0.9%
Cloud Software Group, Inc., 9.00%, 09/30/2029(e)		$220,000	222,150
CoreWeave, Inc., 9.25%, 06/01/2030(e)		450,000	442,979
			665,129
Total United States			44,861,858
ZAMBIA—1.3%
Metals & Mining—1.3%
First Quantum Minerals Ltd.
8.63%, 06/01/2031(e)		353,000	370,809
8.63%, 06/01/2031(e)		381,000	400,222
8.00%, 03/01/2033(e)		200,000	214,612
			985,643
Total Corporate Bonds			70,806,751
EXCHANGE-TRADED FUNDS—1.0%
iShares Broad USD High Yield Corporate Bond ETF		20,144	758,220
Total Exchange-Traded Funds			758,220
SHORT-TERM INVESTMENT—2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.65%(k)		1,860,842	1,860,842
Total Short-Term Investment			1,860,842
Total Investments (Cost $75,057,779)—98.5%			74,342,850
Other Assets in Excess of Liabilities—1.5%			1,108,893
Net Assets—100.0%			$75,451,743

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2026 (Unaudited)
abrdn High Income Opportunities Fund

(a)	Variable or Floating Rate security. Rate disclosed is as of January 31, 2026.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.0% of net assets as of January 31, 2026.
(c)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(d)	Non-income producing security.
(e)	Denotes a security issued under Regulation S or Rule 144A.
(f)	Sinkable security.
(g)	Security is in default.
(h)	Perpetual maturity. Maturity date presented represents the next call date.
(i)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(j)	Step bond. Rate disclosed is as of January 31, 2026.
(k)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of January 31, 2026.
Amounts listed as “–” are $0 or round to $0.
ETF	Exchange-Traded Fund
EUR	Euro Currency
FRN	Floating Rate Note
GBP	British Pound Sterling
HKD	Hong Kong Dollar
PIK	Payment-In-Kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar
VRN	Variable Rate Note
As of January 31, 2026, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contract Positions
United States Treasury Note 6%—5 Year	(83)	3/31/2026	$(9,067,628)	$(9,041,164)	$26,464

As of January 31, 2026, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
04/15/2026	JPMorgan Chase Bank N.A.	GBP	105,169	USD	142,359	$143,894	$1,535
Euro/United States Dollar
02/09/2026	Barclays Bank PLC	EUR	126,000	USD	150,674	149,396	(1,278)
04/15/2026	Standard Chartered Bank	EUR	222,699	USD	260,947	264,858	3,911
Hong Kong Dollar/United States Dollar
04/15/2026	Standard Chartered Bank	HKD	2,457	USD	315	315	–
Total						$558,463	$4,168

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2026 (Unaudited)
abrdn High Income Opportunities Fund

Sale Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
04/15/2026	Barclays Bank PLC	USD	39,712	GBP	29,385	$40,205	$(493)
04/15/2026	Goldman Sachs & Co.	USD	410,648	GBP	299,023	409,127	1,521
04/15/2026	HSBC Bank PLC	USD	526,118	GBP	391,348	535,447	(9,329)
04/15/2026	Morgan Stanley & Co.	USD	4,021,262	GBP	2,973,662	4,068,604	(47,342)
United States Dollar/Euro
04/15/2026	Barclays Bank PLC	USD	319,253	EUR	266,159	316,545	2,708
04/15/2026	Goldman Sachs & Co.	USD	528,344	EUR	452,165	537,765	(9,421)
04/15/2026	HSBC Bank PLC	USD	570,038	EUR	488,666	581,176	(11,138)
04/15/2026	JPMorgan Chase Bank N.A.	USD	9,857,794	EUR	8,384,416	9,971,680	(113,886)
04/15/2026	Standard Chartered Bank	USD	452,731	EUR	379,000	450,749	1,982
04/15/2026	Standard Chartered Bank	USD	270,059	EUR	229,469	272,910	(2,851)
United States Dollar/Hong Kong Dollar
04/15/2026	Deutsche Bank AG	USD	316	HKD	2,457	315	1
Total						$17,184,523	$(188,248)
Unrealized appreciation on forward foreign currency exchange contracts							$11,658
Unrealized depreciation on forward foreign currency exchange contracts							$(195,738)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2026 (Unaudited)
abrdn Infrastructure Debt Fund

	Shares or Principal Amount		Value
CORPORATE BONDS—52.0%
GABON—4.9%
Diversified Financial Services—4.9%
Gabon Blue Bond Master Trust, Series 2, 6.10%, 08/01/2038(a)(b)		$1,000,000	$ 1,020,805
GEORGIA—1.5%
Transportation—1.5%
Georgian Railway JSC, 4.00%, 06/17/2028(a)		336,000	320,545
GUATEMALA—1.2%
Electric Utilities—1.2%
Investment Energy Resources Ltd., 6.25%, 04/26/2029(a)		251,000	252,633
IRELAND—0.8%
Diversified Financial Services—0.8%
TrueNoord Capital DAC, 8.75%, 03/01/2030(a)		153,000	161,374
NETHERLANDS—2.8%
Media—2.8%
VZ Vendor Financing II BV, 2.88%, 01/15/2029(a)	EUR	515,000	580,415
UNITED KINGDOM—2.3%
Diversified Telecommunication Services—2.3%
Vmed O2 U.K. Financing I PLC, 4.50%, 07/15/2031(a)	GBP	401,000	486,763
UNITED STATES—37.5%
Building Materials—1.1%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/2033(a)		$47,000	49,433
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029(a)		235,000	177,507
			226,940
Chemicals—0.6%
Olin Corp., 6.63%, 04/01/2033(a)		137,000	134,248
Commercial Services & Supplies—0.1%
Dcli Bidco LLC, 7.75%, 11/15/2029(a)		22,000	22,384
Diversified Financial Services—5.0%
Azorra Finance Ltd., 7.75%, 04/15/2030(a)		227,000	238,893
Low Income Investment Fund, Series 2019, 3.39%, 07/01/2026		800,000	796,174
			1,035,067
Electric Utilities—3.1%
Vistra Corp., (fixed rate to 12/15/2026, variable rate thereafter), VRN, 7.00%, 12/15/2026(a)(c)		635,000	644,604
Electrical Components & Equipment—2.2%
EnerSys, 6.63%, 01/15/2032(a)		439,000	454,691
Energy Equipment & Services—2.5%
Venture Global LNG, Inc., 9.88%, 02/01/2032(a)		487,000	514,903
	Shares or Principal Amount		Value

Engineering & Construction—3.4%
LBJ Infrastructure Group LLC, 3.80%, 12/31/2057(a)(b)		$1,000,000	$ 703,837
Entertainment—0.5%
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, 07/15/2029		84,000	80,657
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, 01/15/2032(a)		25,000	25,511
			106,168
Healthcare Providers & Services—4.6%
Toledo Hospital, 6.02%, 11/15/2048		1,000,000	967,370
Internet—0.9%
Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, 06/15/2027(a)		180,000	178,919
Machinery-Diversified—2.1%
Chart Industries, Inc., 9.50%, 01/01/2031(a)		407,000	428,492
Media—5.5%
Cable One, Inc., 4.00%, 11/15/2030(a)		211,000	153,578
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 01/15/2034(a)		573,000	484,008
Midcontinent Communications, 8.00%, 08/15/2032(a)		138,000	132,779
Univision Communications, Inc., 7.38%, 06/30/2030(a)		377,000	381,940
			1,152,305
Oil & Gas Services—0.5%
Kodiak Gas Services LLC, 6.75%, 10/01/2035(a)		99,000	102,294
Oil, Gas & Consumable Fuels—0.5%
Hilcorp Energy I LP/Hilcorp Finance Co., 8.38%, 11/01/2033(a)		101,000	104,861
Packaging & Containers—1.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 09/01/2029(a)	EUR	358,000	406,688
Pipelines—2.3%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/2029(a)		$343,000	358,718
Howard Midstream Energy Partners LLC, 6.63%, 01/15/2034(a)		128,000	131,379
			490,097
Real Estate Investment Trust (REIT) Funds—0.7%
Iron Mountain, Inc., 4.75%, 01/15/2034(a)	EUR	135,000	156,136
Total United States			7,830,004
ZAMBIA—1.0%
Metals & Mining—1.0%
First Quantum Minerals Ltd., 7.25%, 02/15/2034(a)		$200,000	210,120
Total Corporate Bonds			10,862,659

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2026 (Unaudited)
abrdn Infrastructure Debt Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS —45.1%
CALIFORNIA—10.4%
California Infrastructure & Economic Development Bank
4.41%, 10/01/2049	$900,000	$ 668,980
VRDN, Series B, 12.00%, 01/01/2065(a)(d)	120,000	90,000
California Statewide Communities Development Authority, (AG), Series B, 7.14%, 08/15/2047	725,000	765,144
City & County of San Francisco Community Facilities District No., Series B, 6.33%, 09/01/2051	390,000	398,923
City of Los Angeles Department of Airports Customer Facility Charge Revenue, (AG), Series A, 4.24%, 05/15/2048	300,000	260,028
Total California		2,183,075
FLORIDA—1.0%
County of Miami-Dade Seaport Department, 6.22%, 11/01/2055	200,000	206,134
ILLINOIS—1.4%
Illinois Municipal Electric Agency, 7.29%, 02/01/2035	280,000	300,444
MARYLAND—2.3%
Maryland Economic Development Corp., 5.94%, 05/31/2057	470,000	471,574
NEW HAMPSHIRE—1.7%
New Hampshire Business Finance Authority, 3.25%, 04/01/2028	750,000	349,687
NEW YORK—12.1%
Dutchess County Local Development Corp., Series B, 5.92%, 07/01/2039	915,000	916,606
New York State Housing Finance Agency, VRDN, Series B, 3.63%, 11/01/2046(d)	800,000	800,000
New York Transportation Development Corp., Series B, 6.97%, 06/30/2051	800,000	806,764
Total New York		2,523,370
TEXAS—6.1%
Port of Beaumont Navigation District, Series B, 10.00%, 07/01/2026(a)	1,265,000	1,268,668
WISCONSIN—10.1%
County of Fond Du Lac
(BAM), 6.18%, 11/01/2042(a)	650,000	672,607
(BAM), 6.20%, 05/01/2054(a)	400,000	404,295
Public Finance Authority, Series 2025, 5.75%, 12/31/2065	1,000,000	1,034,107
Total Wisconsin		2,111,009
Total Municipal Bonds		9,413,961
Shares or Principal Amount		Value
WARRANTS—0.0%
UNITED STATES—0.0%
BL Train Holdings West LLC(e)	3,360	$ –
Total Warrants		–
SHORT-TERM INVESTMENT—2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.65%(f)	420,415	420,415
Total Short-Term Investment		420,415
Total Investments (Cost $20,413,879)—99.1%		20,697,035
Other Assets in Excess of Liabilities—0.9%		182,616
Net Assets—100.0%		$20,879,651

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Sinkable security.
(c)	Perpetual maturity. Maturity date presented represents the next call date.
(d)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(e)	Non-income producing security.
(f)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of January 31, 2026.

AG	Assured Guaranty Inc.
BAM	Build America Mutual Assurance Company
EUR	Euro Currency
GBP	British Pound Sterling
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar
VRDN	Variable Rate Demand Note
VRN	Variable Rate Note

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2026 (Unaudited)
abrdn Infrastructure Debt Fund

As of January 31, 2026, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
04/15/2026	HSBC Bank PLC	GBP	5,824	USD	7,803	$7,968	$165
04/15/2026	JPMorgan Chase Bank N.A.	GBP	4,272	USD	5,877	5,845	(32)
Total						$13,813	$133

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
04/15/2026	Morgan Stanley & Co.	USD	497,159	GBP	367,683	$503,059	$(5,900)
United States Dollar/Euro
04/15/2026	JPMorgan Chase Bank N.A.	USD	1,126,719	EUR	958,019	1,139,314	(12,595)
04/15/2026	Morgan Stanley & Co.	USD	13,407	EUR	11,400	13,557	(150)
Total						$1,655,930	$(18,645)
Unrealized appreciation on forward foreign currency exchange contracts							$165
Unrealized depreciation on forward foreign currency exchange contracts							$(18,677)

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2026 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Shares or Principal Amount		Value
CORPORATE BONDS—0.7%
UNITED STATES—0.7%
Energy-Alternate Sources—0.0%
Repower South Berkeley LLC, 1.00%, 02/01/2045(a)(b)	$226,254	$ –
Healthcare Providers & Services—0.7%
Sunland Medical Foundation, 12.00%, 01/01/2050(a)(b)(c)	4,100,000	237,546
Total United States		237,546
Total Corporate Bonds		237,546
MUNICIPAL BONDS —100.5%
ARIZONA—9.5%
Arizona Industrial Development Authority
Series A, 4.00%, 07/15/2037(d)	270,000	255,787
Series A, 4.00%, 07/15/2041(d)	135,000	120,891
Series C, 0.00%, 01/01/2059(e)	1,636,309	857,506
Maricopa County Industrial Development Authority
5.00%, 10/01/2026(d)	70,000	69,665
5.13%, 10/01/2030(d)	425,000	416,080
Series A, 5.25%, 07/01/2045	750,000	752,834
Series B, 5.00%, 07/01/2049(d)	635,000	600,764
Total Arizona		3,073,527
ARKANSAS—2.6%
City of Osceola, VRDN, 5.50%, 04/01/2036(f)	835,000	835,000
CALIFORNIA—1.4%
California Infrastructure & Economic Development Bank, VRDN, Series B, 12.00%, 01/01/2065(d)(f)	430,000	322,500
California Municipal Finance Authority, Series A, 5.00%, 10/01/2026(d)	10,000	10,035
California School Finance Authority, 5.50%, 08/01/2043(d)	100,000	102,625
Total California		435,160
COLORADO—8.1%
Colorado Health Facilities Authority, Series B-1, 3.50%, 05/15/2030	2,625,000	2,611,145
FLORIDA—26.7%
Alachua County Health Facilities Authority, Series B-1, 4.00%, 10/01/2030	250,000	250,804
Capital Projects Finance Authority
Series A-1, 5.25%, 06/01/2044(d)	250,000	245,474
Series A-1, 5.00%, 11/01/2048	685,000	651,931
Series A-1, 5.00%, 06/01/2049(d)	145,000	133,152
Capital Trust Agency, Inc., Series A, 3.00%, 12/15/2029(d)	220,000	203,918
Capital Trust Authority
Series A, 5.63%, 06/15/2044(d)	250,000	254,412
Series A, 6.00%, 06/15/2054(d)	210,000	212,742
Florida Development Finance Corp.
VRDN, 6.13%, 07/01/2032(d)(f)	500,000	501,563
Series A, 5.50%, 06/15/2040(d)	1,000,000	1,055,951
Series A1, 5.00%, 06/01/2044(d)	250,000	243,652
Florida Higher Educational Facilities Financing Authority, 5.00%, 07/01/2035(d)	2,000,000	2,023,734
Shares or Principal Amount		Value

Florida Local Government Finance Commission
Series B-1, 4.70%, 11/15/2031(d)	$1,000,000	$ 1,015,282
Series B-2, 4.45%, 11/15/2031(d)	1,800,000	1,827,613
Total Florida		8,620,228
ILLINOIS—0.5%
Chicago Board of Education, Series B, 5.25%, 12/01/2027	150,000	153,460
INDIANA—1.7%
Indiana Finance Authority, Series A, 5.00%, 06/01/2053	550,000	543,681
IOWA—2.7%
Iowa Finance Authority
Series A, 4.00%, 05/15/2053	1,000,000	793,052
Series A, 5.13%, 05/15/2059	100,000	93,919
Total Iowa		886,971
KANSAS—6.2%
Kansas Independent College Finance Authority, Series B, 8.50%, 05/01/2026	2,000,000	2,011,863
MAINE—0.8%
Finance Authority of Maine, Series R-3, 5.00%, 08/01/2035(d)	250,000	267,658
MINNESOTA—0.9%
JPMorgan Chase Putters/Drivers Trust, VRDN, 3.62%, 03/20/2027(d)(f)	300,000	300,000
MISSISSIPPI—3.1%
Mississippi Business Finance Corp., VRDN, Series A, 4.38%, 02/01/2048(d)(f)	1,000,000	999,909
NEW YORK—6.6%
Build NYC Resource Corp., Series A, 5.00%, 06/01/2026(d)	430,000	430,944
Madison County Capital Resource Corp., Series A, 5.50%, 09/01/2022(a)(b)(g)	2,299,688	961,708
Suffolk Regional Off-Track Betting Corp.
5.00%, 12/01/2034	150,000	155,537
6.00%, 12/01/2053	300,000	305,892
Western Regional Off-Track Betting Corp., 3.00%, 12/01/2026(d)	265,000	263,447
Total New York		2,117,528
OHIO—0.3%
Cleveland-Cuyahoga County Port Authority, 5.00%, 12/01/2028	100,000	102,322
PENNSYLVANIA—3.1%
Pennsylvania Economic Development Financing Authority, VRDN, Series B, 5.25%, 12/01/2038(f)	1,000,000	1,005,007
SOUTH CAROLINA—5.0%
South Carolina Jobs-Economic Development Authority
Series A, 4.00%, 12/01/2029(d)	835,000	829,870
Series A, 5.00%, 12/01/2039(d)	795,000	798,310
Total South Carolina		1,628,180
TENNESSEE—1.5%
Shelby County Health & Educational Facilities Board, Series A1, 5.00%, 06/01/2044(d)	500,000	498,408

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2026 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
TEXAS—6.0%
Arlington Higher Education Finance Corp., Series A, 5.00%, 08/15/2049	$665,000	$ 627,356
New Hope Cultural Education Facilities Finance Corp., 2.00% Cash or 2.00% PIK, Series B, , 11/15/2061(f)	751,960	323,358
Texas Private Activity Bond Surface Transportation Corp., 5.00%, 06/30/2058	1,000,000	975,723
Total Texas		1,926,437
WASHINGTON—6.6%
Skagit County Public Hospital District No. 1, 5.50%, 12/01/2054	375,000	382,455
Washington State Housing Finance Commission, Series B-1, 2.50%, 07/01/2028(d)	1,765,000	1,765,000
Total Washington		2,147,455
WISCONSIN—7.2%
Public Finance Authority
5.00%, 02/01/2054	305,000	288,379
VRDN, 6.00%, 07/01/2060(d)(f)	500,000	500,045
5.00%, 02/01/2064	265,000	244,789
Series A, 5.50%, 09/01/2030(d)	180,000	189,609
Series A, 5.13%, 07/15/2037(d)	600,000	604,458
Series A, 5.38%, 07/15/2047(d)	500,000	487,152
Total Wisconsin		2,314,432
Total Municipal Bonds		32,478,371
WARRANTS—0.0%
UNITED STATES—0.0%
BL Train Holdings West LLC(h)	13,440	–
Total Warrants		–
Shares or Principal Amount		Value
SHORT-TERM INVESTMENT—0.0%
BlackRock Liquidity Funds MuniCash, Institutional shares	5,437	$ 5,437
Total Short-Term Investment		5,437
Total Investments (Cost $34,990,312)—101.2%		32,721,354
Liabilities in Excess of Other Assets—(1.2%)		(383,630)
Net Assets—100.0%		$32,337,724

(a)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 3.7% of net assets as of January 31, 2026.
(b)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(c)	Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments for inputs used.
(d)	Denotes a security issued under Regulation S or Rule 144A.
(e)	Step bond. Rate disclosed is as of January 31, 2026.
(f)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(g)	Security is in default.
(h)	Non-income producing security.
Amounts listed as “–” are $0 or round to $0.

PIK	Payment-In-Kind
VRDN	Variable Rate Demand Note

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2026 (Unaudited)
abrdn Ultra Short Municipal Income Active ETF

Shares or Principal Amount		Value
MUNICIPAL BONDS —99.4%
ALABAMA—2.3%
Black Belt Energy Gas District, Series F, 5.00%, 12/01/2028	$190,000	$ 199,308
Southeast Energy Authority A Cooperative District, Series E, 5.00%, 10/01/2027	90,000	93,363
Walker County Economic & Industrial Development Authority, VRDN, 3.30%, 08/01/2063(a)	400,000	400,000
Total Alabama		692,671
ARIZONA—4.4%
Chandler Industrial Development Authority
VRDN, Series 1, 5.00%, 09/01/2042(a)	300,000	306,104
VRDN, Series 2022-2, 5.00%, 09/01/2052(a)	1,000,000	1,020,549
Total Arizona		1,326,653
CALIFORNIA—1.1%
M-S-R Energy Authority, Series B, 6.13%, 11/01/2029	325,000	345,046
CONNECTICUT—3.7%
Connecticut State Health & Educational Facilities Authority, Series F, 5.00%, 07/01/2027	1,135,000	1,142,527
DISTRICT OF COLUMBIA—0.7%
District of Columbia, VRDN, Series A, 3.25%, 08/15/2038(a)	200,000	200,000
FLORIDA—0.7%
City of Venice, Series B-3, 4.25%, 01/01/2030(b)	225,000	225,615
GEORGIA—8.5%
Bartow County Development Authority, VRDN, 3.30%, 11/01/2062(a)	900,000	900,000
Development Authority of Floyd County, VRDN, 3.20%, 09/01/2026(a)	200,000	200,000
Development Authority of Heard County, VRDN, 3.21%, 09/01/2026(a)	200,000	200,000
Main Street Natural Gas, Inc.
Series A, 5.00%, 05/15/2027	1,000,000	1,025,785
Series B, 5.00%, 06/01/2026	250,000	251,626
Total Georgia		2,577,411
IOWA—4.1%
PEFA, Inc., VRDN, 5.00%, 09/01/2049(a)	1,250,000	1,264,805
KENTUCKY—1.4%
Kentucky Public Energy Authority
Series A, 4.00%, 12/01/2050(a)	365,000	367,828
Series C, 5.00%, 05/01/2027	65,000	66,457
Total Kentucky		434,285
LOUISIANA—4.3%
Parish of St. John the Baptist, VRDN, Series 2017B-2, 2.38%, 06/01/2037(a)	1,300,000	1,297,422
MARYLAND—1.1%
Maryland Economic Development Corp., Series A-1, 5.00%, 06/01/2026	345,000	347,148
MASSACHUSETTS—2.3%
Massachusetts Development Finance Agency, VRDN, Series G, 3.10%, 07/01/2061(a)	700,000	700,000
Shares or Principal Amount		Value

MISSISSIPPI—8.8%
Mississippi Business Finance Corp.
VRDN, 3.30%, 05/01/2028(a)	$300,000	$ 300,000
VRDN, Series A, 3.41%, 11/01/2032(a)	1,740,000	1,740,000
VRDN, Series C, 3.38%, 05/01/2037(a)	632,000	632,243
Total Mississippi		2,672,243
NEW YORK—18.5%
Broome County Local Development Corp., 3.50%, 07/01/2026	710,000	709,950
City of Buffalo, Series A, 4.00%, 09/30/2026	1,103,750	1,115,611
City of Elmira City, Series B, 4.00%, 12/16/2026	1,000,000	1,008,616
City of New York, VRDN, Series G6, 3.27%, 04/01/2042(a)	600,000	600,000
Metropolitan Transportation Authority
Series A1, 5.00%, 11/15/2027	695,000	699,610
VRDN, Series D-2002D-2A-1, 3.25%, 11/01/2032(a)	300,000	300,000
New York City Housing Development Corp., VRDN, (FHA), Series F-2A, 3.40%, 11/01/2062(a)	1,000,000	1,000,297
New York State Dormitory Authority, VRDN, Series C, 3.06%, 05/01/2044(a)	200,000	200,000
Total New York		5,634,084
NORTH CAROLINA—3.4%
Cumberland County Industrial Facilities & Pollution Control Financing Authority, VRDN, 3.13%, 12/01/2027(a)	1,030,000	1,030,840
OHIO—8.1%
Ohio Air Quality Development Authority, VRDN, Series A, 4.25%, 11/01/2039(a)	1,040,000	1,056,626
State of Ohio, VRDN, Series C, 2.55%, 01/15/2051(a)	1,400,000	1,400,000
Total Ohio		2,456,626
PENNSYLVANIA—2.3%
Pennsylvania Economic Development Financing Authority
VRDN, 3.40%, 08/01/2045(a)	300,000	300,000
VRDN, Series B, 3.00%, 12/01/2030(a)	115,000	115,051
Pennsylvania Higher Educational Facilities Authority, VRDN, Series B, 3.09%, 09/01/2045(a)	300,000	300,000
Total Pennsylvania		715,051
PUERTO RICO—0.3%
Puerto Rico Electric Power Authority, (NPFG), Series V, 5.25%, 07/01/2026	100,000	100,176
SOUTH CAROLINA—4.3%
County of Berkeley, VRDN, 2.55%, 09/01/2028(a)	300,000	300,000
South Carolina Jobs-Economic Development Authority, VRDN, Series A, 4.00%, 04/01/2033(a)	1,000,000	1,001,175
Total South Carolina		1,301,175

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2026 (Unaudited)
abrdn Ultra Short Municipal Income Active ETF

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
TENNESSEE—4.0%
Tennessee Energy Acquisition Corp., Series B, 5.63%, 09/01/2026	$1,200,000	$ 1,215,381
TEXAS—13.5%
City of Houston Airport System Revenue, Series C, 5.00%, 07/15/2027	1,000,000	1,017,623
Harris County Cultural Education Facilities Finance Corp., VRDN, Series B, 2.73%, 11/15/2046(a)	475,000	475,000
Harris County Health Facilities Development Corp., Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	630,000	645,973
Mission Economic Development Corp., VRDN, Series A, 4.25%, 06/01/2048(a)	700,000	708,004
Port of Port Arthur Navigation District, VRDN, Series D, 2.55%, 11/01/2040(a)	600,000	600,000
San Antonio Water System, VRDN, Series D, 2.95%, 05/01/2055(a)	400,000	400,000
Texas Municipal Gas Acquisition & Supply Corp. VI, 5.00%, 01/01/2028	250,000	259,013
Total Texas		4,105,613
WISCONSIN—1.6%
University of Wisconsin Hospitals & Clinics, VRDN, Series B, 3.25%, 04/01/2048(a)	500,000	500,000
Total Municipal Bonds		30,284,772
Shares or Principal Amount		Value
SHORT-TERM INVESTMENT—0.1%
BlackRock Liquidity Funds MuniCash, Institutional shares	18,331	$ 18,333
Total Short-Term Investment		18,333
Total Investments (Cost $30,239,510)—99.5%		30,303,105
Other Assets in Excess of Liabilities—0.5%		149,432
Net Assets—100.0%		$30,452,537

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.

FHA	Federal Housing Administration
VRDN	Variable Rate Demand Note

See accompanying Notes to Statement of Investments.

Statement of Investments
January 31, 2026 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS —99.6%
ALABAMA—7.7%
Black Belt Energy Gas District
VRDN, Series B, 4.00%, 10/01/2052(a)	$20,000,000	$ 20,219,138
VRDN, Series C-1, 4.00%, 10/01/2052(a)	10,000,000	10,109,569
VRDN, Series D1, 4.00%, 07/01/2052(a)	2,500,000	2,531,876
Series F, 5.00%, 12/01/2027	700,000	723,770
Health Care Authority for Baptist Health, VRDN, Series B, 3.67%, 11/01/2042(a)	25,088,000	25,088,000
JPMorgan Chase Putters/Drivers Trust, VRDN, Series 2025-5088, 2.48%, 04/24/2026(a)(b)	22,300,000	22,300,000
Southeast Energy Authority A Cooperative District, Series E, 5.00%, 10/01/2027	900,000	933,627
Walker County Economic & Industrial Development Authority, VRDN, 3.30%, 08/01/2063(a)	4,700,000	4,700,000
West Jefferson Industrial Development Board, VRDN, 3.35%, 12/01/2038(a)	5,200,000	5,200,000
Total Alabama		91,805,980
ARIZONA—2.9%
Chandler Industrial Development Authority
VRDN, Series 1, 5.00%, 09/01/2042(a)	2,200,000	2,244,760
VRDN, Series 2022-2, 5.00%, 09/01/2052(a)	14,475,000	14,772,454
Industrial Development Authority of the City of Phoenix Arizona, AMT, VRDN, Series D, 3.45%, 12/01/2035(a)	12,100,000	12,100,000
Mizuho Floater/Residual Trust
VRDN, Series 2025-MIZ9211, 2.51%, 06/01/2054(a)(b)	2,530,000	2,530,000
VRDN, Series 2025-MIZ9213, 2.51%, 06/26/2027(a)(b)	2,840,000	2,840,000
Total Arizona		34,487,214
ARKANSAS—2.1%
Arkansas Development Finance Authority, VRDN, Series B-4, 3.67%, 09/01/2044(a)	24,314,000	24,314,000
City of Lowell, VRDN, 2.45%, 10/01/2036(a)	1,200,000	1,200,000
Total Arkansas		25,514,000
CALIFORNIA—1.9%
California Municipal Finance Authority
VRDN, Series A, 3.45%, 07/01/2041(a)	3,725,000	3,726,286
VRDN, Series A, 3.45%, 12/01/2044(a)	4,000,000	4,006,127
VRDN, Series B, 3.25%, 07/01/2051(a)	1,500,000	1,500,213
California Pollution Control Financing Authority
VRDN, 3.80%, 07/01/2043(a)(b)	5,000,000	5,000,079
VRDN, Series A-1, 3.25%, 11/01/2042(a)(b)	1,000,000	1,000,064
AMT, VRDN, Series A2, 3.25%, 11/01/2042(a)(b)	1,000,000	1,000,064
Tender Option Bond Trust Receipts/Certificates, VRDN, Series XL0727, 2.53%, 04/01/2056(a)(b)	7,000,000	7,000,000
Total California		23,232,833
Shares or Principal Amount		Value

COLORADO—0.1%
Colorado Educational & Cultural Facilities Authority, VRDN, Series A-12, 3.25%, 02/01/2038(a)	$1,175,000	$ 1,175,000
CONNECTICUT—0.5%
Connecticut Housing Finance Authority, VRDN, Series B-2, 2.31%, 11/15/2039(a)	5,350,000	5,350,000
DISTRICT OF COLUMBIA—1.1%
District of Columbia, VRDN, Series A, 2.29%, 04/01/2038(a)	13,000,000	13,000,000
FLORIDA—5.4%
Florida Housing Finance Corp., VRDN, (HUD), Series C, 3.08%, 12/01/2026(a)	3,425,000	3,425,164
Florida Insurance Assistance Interlocal Agency, Inc., VRDN, Series A-2, 3.02%, 09/01/2032(a)	25,250,000	25,250,000
Miami-Dade County Industrial Development Authority
VRDN, 3.45%, 11/01/2041(a)	2,000,000	2,005,608
AMT, VRDN, Series B, 4.00%, 11/01/2048(a)	15,000,000	15,016,303
Tender Option Bond Trust Receipts/Certificates
VRDN, (AG), Series 2024-XG0577, 3.50%, 07/01/2044(a)(b)	7,125,000	7,125,000
VRDN, Series ZF1933, 2.38%, 10/01/2032(a)(b)	5,555,000	5,555,000
VRDN, Series ZF1934, 2.38%, 10/01/2032(a)(b)	6,660,000	6,660,000
Total Florida		65,037,075
GEORGIA—1.6%
Bartow County Development Authority, VRDN, 3.30%, 11/01/2062(a)	2,600,000	2,600,000
Bartow-Cartersville Joint Development Authority, VRDN, Series A, 2.51%, 08/01/2033(a)(b)	12,000,000	12,000,000
Development Authority of Burke County, VRDN, Series 1ST, 3.25%, 07/01/2049(a)	700,000	700,000
Main Street Natural Gas, Inc., Series A, 5.00%, 05/15/2027	3,500,000	3,590,249
Total Georgia		18,890,249
INDIANA—2.1%
Indiana Finance Authority
VRDN, 3.45%, 05/01/2028(a)	5,500,000	5,501,258
VRDN, 2.55%, 08/01/2030(a)	19,900,000	19,900,000
Total Indiana		25,401,258
IOWA—6.8%
Crawford County Memorial Hospital, Inc., 5.00%, 06/15/2027	2,515,000	2,537,359
Iowa Finance Authority
VRDN, 2.40%, 12/01/2047(a)	11,665,000	11,665,000
VRDN, Series A, 2.30%, 08/01/2037(a)	10,525,000	10,525,000
VRDN, Series A, 2.37%, 07/01/2038(a)	6,630,000	6,630,000
VRDN, Series B, 2.37%, 12/01/2046(a)	25,400,000	25,400,000
PEFA, Inc., VRDN, 5.00%, 09/01/2049(a)	25,000,000	25,296,093
Total Iowa		82,053,452

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2026 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
KANSAS—0.2%
City of Dodge City, VRDN, 2.66%, 03/01/2027(a)	$1,000,000	$ 1,000,000
City of Liberal, VRDN, 2.66%, 02/01/2029(a)	1,000,000	1,000,000
Total Kansas		2,000,000
KENTUCKY—2.1%
County of Meade
AMT, VRDN, Series A-1, 3.65%, 08/01/2061(a)	24,800,000	24,800,000
AMT, VRDN, Series B-1, 3.65%, 08/01/2061(a)	100,000	100,000
Total Kentucky		24,900,000
LOUISIANA—0.0%
Parish of St. John the Baptist, VRDN, Series 2017B-2, 2.38%, 06/01/2037(a)	425,000	424,157
MARYLAND—4.3%
Maryland Health & Higher Educational Facilities Authority, VRDN, Series 2025C-1, 2.29%, 07/01/2055(a)	2,000,000	2,000,000
Maryland Industrial Development Financing Authority, VRDN, 4.28%, 03/01/2030(a)	49,905,000	49,905,000
Total Maryland		51,905,000
MASSACHUSETTS—1.2%
Massachusetts Development Finance Agency, VRDN, Series G, 3.10%, 07/01/2061(a)	14,300,000	14,300,000
MICHIGAN—1.6%
Michigan State Building Authority, VRDN, Series I, 2.38%, 04/15/2058(a)	19,445,000	19,445,000
MINNESOTA—2.6%
JPMorgan Chase Putters/Drivers Trust, VRDN, 3.62%, 03/20/2027(a)(b)	31,690,000	31,690,000
MISSISSIPPI—5.1%
Mississippi Business Finance Corp.
VRDN, 3.35%, 12/01/2027(a)	900,000	900,000
VRDN, Series A, 3.41%, 11/01/2032(a)	55,590,000	55,590,000
VRDN, Series C, 3.38%, 05/01/2037(a)	4,347,000	4,348,673
Total Mississippi		60,838,673
MISSOURI—2.6%
Citizens Memorial Hospital District, Series A, 5.00%, 12/01/2026	9,000,000	9,040,547
Missouri Development Finance Board, VRDN, Series A, 3.75%, 06/01/2037(a)	22,300,000	22,300,000
Total Missouri		31,340,547
MONTANA—0.7%
Tender Option Bond Trust Receipts/Certificates, VRDN, Series XF3447, 3.40%, 07/01/2065(a)(b)	8,800,000	8,800,000
NEVADA—0.2%
State of Nevada Department of Business & Industry, VRDN, Series 2001, 3.45%, 12/01/2026(a)(b)	2,500,000	2,502,221
Shares or Principal Amount		Value

NEW JERSEY—1.8%
City of Newark, Series B, 4.50%, 05/07/2026	$3,000,000	$ 3,012,797
Township of Weehawken
3.75%, 10/29/2026	13,927,000	13,969,770
Series A, 4.00%, 08/14/2026	4,395,000	4,409,442
Total New Jersey		21,392,009
NEW MEXICO—0.3%
New Mexico Mortgage Finance Authority, VRDN, (GNMA/FNMA/FHLMC), Series G-2, 3.00%, 09/01/2057(a)	3,450,000	3,450,783
NEW YORK—7.3%
City of Elmira City, Series B, 4.00%, 12/16/2026	3,385,000	3,414,164
City of Glen Cove, 4.50%, 06/04/2026	4,272,418	4,290,472
City of New York
VRDN, Series 2, 3.20%, 04/01/2042(a)	10,275,000	10,275,000
VRDN, Series 3, 3.20%, 04/01/2042(a)	13,200,000	13,200,000
City of Poughkeepsie, 4.75%, 04/24/2026	6,051,378	6,066,408
Mizuho Floater/Residual Trust, VRDN, Series 2025-MIZ9208, 2.51%, 08/10/2027(a)(b)	8,000,000	8,000,000
New York City Housing Development Corp., VRDN, (FHA), Series F-2A, 3.40%, 11/01/2062(a)	3,430,000	3,431,018
New York State Dormitory Authority, VRDN, Series C, 3.06%, 05/01/2044(a)	9,800,000	9,800,000
New York State Housing Finance Agency, VRDN, Series A, 2.38%, 11/01/2039(a)	4,600,000	4,600,000
Tender Option Bond Trust Receipts/Certificates, VRDN, Series MS0041, 2.68%, 05/01/2026(a)(b)	20,000,000	20,000,000
Village of Johnson City, Series C, 4.30%, 06/18/2026	4,750,000	4,762,606
Total New York		87,839,668
NORTH CAROLINA—1.4%
Cumberland County Industrial Facilities & Pollution Control Financing Authority, VRDN, 3.13%, 12/01/2027(a)	16,040,000	16,053,084
Fayetteville State University, (AG), 5.00%, 04/01/2026	470,000	471,807
Total North Carolina		16,524,891
OHIO—3.6%
County of Allen Hospital Facilities Revenue, VRDN, Series C, 2.29%, 11/01/2050(a)	8,400,000	8,400,000
State of Ohio
VRDN, Series A, 2.55%, 01/15/2045(a)	17,250,000	17,250,000
VRDN, Series B, 2.55%, 01/15/2045(a)	9,700,000	9,700,000
VRDN, Series B, 2.53%, 01/15/2049(a)	3,700,000	3,700,000
VRDN, Series C, 2.55%, 01/15/2045(a)	1,900,000	1,900,000
VRDN, Series C, 2.55%, 01/15/2051(a)	2,335,000	2,335,000
Total Ohio		43,285,000

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
January 31, 2026 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
OKLAHOMA—1.0%
Oklahoma Development Finance Authority
VRDN, Series B, 2.93%, 08/15/2031(a)	$7,780,000	$ 7,780,000
VRDN, Series C, 2.75%, 08/15/2031(a)	4,350,000	4,350,000
Total Oklahoma		12,130,000
PENNSYLVANIA—8.6%
Central Bradford Progress Authority, VRDN, Series D, 2.90%, 12/01/2041(a)	21,355,000	21,355,000
City of Philadelphia, VRDN, Series B, 2.19%, 08/01/2031(a)	5,000,000	5,000,000
Montgomery County Higher Education & Health Authority, VRDN, Series D, 3.09%, 09/01/2050(a)	12,400,000	12,400,000
Pennsylvania Economic Development Financing Authority
VRDN, 3.40%, 08/01/2045(a)	5,000,000	5,000,000
VRDN, Series A, 3.25%, 04/01/2034(a)	750,000	750,048
VRDN, Series A, 3.88%, 08/01/2037(a)	7,000,000	7,020,116
VRDN, Series A, 3.45%, 06/01/2049(a)	15,000,000	15,003,315
VRDN, Series B, 3.00%, 12/01/2030(a)	1,635,000	1,635,718
VRDN, Series B-1, 3.25%, 04/01/2049(a)	750,000	750,033
VRDN, Series B-2, 3.25%, 04/01/2049(a)	1,125,000	1,125,160
Pennsylvania Higher Educational Facilities Authority, VRDN, Series B, 3.09%, 09/01/2045(a)	26,575,000	26,575,000
Philadelphia Authority for Industrial Development, VRDN, Series B, 3.09%, 09/01/2050(a)	7,200,000	7,200,000
Total Pennsylvania		103,814,390
SOUTH CAROLINA—2.0%
County of Berkeley, VRDN, Series A, 2.85%, 03/01/2029(a)	4,105,000	4,105,000
South Carolina Jobs-Economic Development Authority, VRDN, Series A, 4.00%, 04/01/2033(a)	5,400,000	5,406,343
South Carolina Public Service Authority, VRDN, Series A, 2.53%, 01/01/2036(a)	14,755,000	14,755,000
Total South Carolina		24,266,343
SOUTH DAKOTA—0.5%
South Dakota Health & Educational Facilities Authority, VRDN, Series D-1, 2.30%, 07/01/2055(a)	6,000,000	6,000,000
TENNESSEE—5.2%
Chattanooga Health Educational & Housing Facility Board, VRDN, Series C, 2.45%, 05/01/2039(a)	21,450,000	21,450,000
Public Building Authority of Blount County Tennessee, VRDN, Series C-1-A, 2.42%, 06/01/2029(a)	17,860,000	17,860,000
Public Building Authority of Sevier County, VRDN, Series 6-A1, 2.42%, 06/01/2029(a)	22,715,000	22,715,000
Total Tennessee		62,025,000
Shares or Principal Amount		Value

TEXAS—10.0%
City of Austin Airport System Revenue, 5.00%, 11/15/2026	$900,000	$ 916,107
Harris County Cultural Education Facilities Finance Corp., VRDN, Series B, 2.73%, 11/15/2046(a)	43,600,000	43,600,000
Mission Economic Development Corp.
VRDN, Series A, 4.25%, 06/01/2048(a)	1,190,000	1,203,607
VRDN, Series A, 3.45%, 05/01/2050(a)	4,000,000	4,000,000
Port of Corpus Christi Authority of Nueces County
VRDN, 3.45%, 01/01/2030(a)(b)	1,200,000	1,200,000
VRDN, Series A, 3.50%, 07/01/2029(a)(b)	18,200,000	18,200,000
Port of Port Arthur Navigation District
VRDN, 3.25%, 04/01/2040(a)	700,000	700,000
VRDN, Series D, 2.55%, 11/01/2040(a)	17,500,000	17,500,000
VRDN, Series E, 2.47%, 11/01/2040(a)	15,450,000	15,450,000
Tarrant County Cultural Education Facilities Finance Corp., VRDN, Series C1, 2.35%, 07/01/2047(a)	9,360,000	9,360,000
Tender Option Bond Trust Receipts/Certificates, VRDN, Series XG0629, 3.40%, 02/01/2046(a)(b)	5,605,000	5,605,000
Texas Municipal Gas Acquisition & Supply Corp. I, Series D, 6.25%, 12/15/2026	2,525,000	2,604,222
Texas Municipal Gas Acquisition & Supply Corp. VI, 5.00%, 01/01/2027	250,000	254,509
Total Texas		120,593,445
VIRGINIA—0.1%
Virginia Small Business Financing Authority, 5.00%, 10/01/2026	750,000	759,542
WEST VIRGINIA—3.5%
County of Ohio Special District Excise Tax Revenue, (AG), Series A, 5.00%, 06/01/2026	525,000	528,719
West Virginia Economic Development Authority
VRDN, Series A, 2.34%, 02/01/2036(a)	7,300,000	7,300,000
VRDN, Series A-1, 2.55%, 11/01/2065(a)	10,000,000	10,000,000
West Virginia Hospital Finance Authority, VRDN, Series E, 2.90%, 06/01/2033(a)	24,275,000	24,275,000
Total West Virginia		42,103,719
WISCONSIN—0.8%
Town of Red Cedar, AMT, VRDN, 2.44%, 09/01/2027(a)	9,850,000	9,850,000
WYOMING—0.7%
County of Laramie, VRDN, Series A, 2.33%, 03/01/2027(a)	8,300,000	8,300,000
Total Municipal Bonds		1,196,427,449

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
January 31, 2026 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
SHORT-TERM INVESTMENT—0.0%
BlackRock Liquidity Funds MuniCash, Institutional shares	95,479	$ 95,488
Total Short-Term Investment		95,488
Total Investments (Cost $1,196,042,271)—99.6%		1,196,522,937
Other Assets in Excess of Liabilities—0.4%		4,324,184
Net Assets—100.0%		$1,200,847,121

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of January 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.

AG	Assured Guaranty Inc.
AMT	Alternative Minimum Tax
FHA	Federal Housing Administration
VRDN	Variable Rate Demand Note

See accompanying Notes to Statement of Investments.

Notes to Statement of Investments
January 31, 2026 (unaudited)

1.    Summary of Significant Accounting Policies
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to generally accepted accounting principles ("U.S. GAAP") in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.
a.    Security Valuation:
The Funds value their securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Funds' Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated the Adviser as the valuation designee ("Valuation Designee") for the Funds to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Long-term debt and other fixed income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and the strategies employed by the Adviser as Valuation Designee generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, “odd lot” sizes. Odd lots may trade at lower or occasionally higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds  sweep available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are generally valued according to the following procedures. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). Exchange-traded options are valued at the last quoted sales price. In the absence of a sales price, options are valued at the mean of the bid/ask price quoted at the close on the exchange on which the options trade. When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
38

Notes to Statement of Investments  (concluded)
January 31, 2026 (unaudited)

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).
39